Registration No. 33-74232


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                    FORM N-4


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      Pre-Effective Amendment No. _____ _____

                     Post-Effective Amendment No. __2__ __X__


                                     and/or


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                             Amendment No. ___ _____

                        (Check appropriate box or boxes)

         Principal Mutual Life Insurance Company Separate Account B
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)


                  Principal Mutual Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

          The Principal Financial Group, Des Moines, Iowa              50392
--------------------------------------------------------------------------------
  (Address of Depositor's Principal Executive Offices)               (Zip Code)


Depositor's Telephone Number, including Area Code   (515) 248-3842


  M. D. Roughton, The Principal Financial Group, Des Moines, Iowa  50392
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Registrant has heretofore registered an indefinite amount of such Separate Account B Variable Annuity Contracts under the Securities Act of 1933 pursuant to Rule 24f-2; Registrant filed a 24f-2 notice for the fiscal year ending December 31, 1995 on February 27, 1996.

It is proposed that this filing will become effective (check appropriate box)

        _____  immediately upon filing pursuant to paragraph (b) of Rule 485

        _____  on (date) pursuant to paragraph (b) of Rule 485

        _____  60 days after filing pursuant to paragraph (a)(1) of Rule 485

        __X__  on May 1, 1996  pursuant to paragraph  (a)(1) of Rule 485

               75 days after filing  pursuant to paragraph  (a)(2) of Rule 485

        _____  on (date) pursuant to paragraph (a)(2) of Rule 485

               If appropriate, check the following box:

        _____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

           PRINCIPAL MUTUAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B
                   FLEXIBLE VARIABLE ANNUITY ("FVA") CONTRACT

                       Registration Statement on Form N-4
                              Cross Reference Sheet

Form N-4 Item                                      Caption in Prospectus

Part A

  1.   Cover Page                                Principal Mutual Life
                                                 Insurance Company Separate
                                                 Account B Flexible Variable
                                                 Annuity ("FVA") Contract

  2.   Definitions                               Glossary of Special Terms

  3.   Synopsis                                  Expense Table and Example,
       Summary

  4.   Condensed Financial                       Performance Calculation,
       Information                               Experts, Financial
                                                 Statements

  5.   General Description of                    Summary, Description of
       Registrant                                Principal Mutual Life
                                                 Insurance Company, Principal
                                                 Mutual Life Insurance Company
                                                 Separate Account B, Voting
                                                 Rights, Mutual Funds

  6.   Deductions                                Summary, Charges and
                                                 Deductions, Annual Fee,
                                                 Mortality and Expense Risks
                                                 Charge, Transaction Fee,
                                                 Premium Taxes, Surrender
                                                 Charge, Administrative Expense
                                                 Charge, Distribution of the
                                                 Contract

  7.   General Description of                    Summary, The Contract,
       Variable Annuity Contract                 Purchasing a Contract,
                                                 Purchase  Payment  Limitations,
                                                 Allocation of Purchase  Payment
                                                 Right to Examine the  Contract,
                                                 Prior to the  Retirement  Date,
                                                 Determining   the   Accumulated
                                                 Value    of    the    Contract,
                                                 Allocation of Purchase Payments
                                                 and   Transfers,    Total   and
                                                 Partial   Surrenders,   Benefit
                                                 Payable on Death of
                                                 Annuitant or Owner, After the
                                                 Retirement Date, Retirement
                                                 Date, Benefit Options, Death
                                                 of Annuitant or Payee,
                                                 Principal Mutual Life
                                                 Insurance Company Separate
                                                 Account B, General Provisions,
                                                 Rights Reserved by the Company,
                                                 Contractholders' Inquiries

  8.   Annuity Period                            After the Retirement Date,
                                                 Retirement Date, Benefit
                                                 Options

  9.   Death Benefit                             Benefit Payable on Death of
                                                 Annuitant or Owner, Death of
                                                 Annuitant or Payee, Federal
                                                 Tax Matters, Non-Qualified
                                                 Contracts, Required
                                                 Distributions for Non-Qualified
                                                 Contracts

 10.   Purchase and Contract Value               Summary, The Contract,
                                                 Purchasing a Contract, Purchase
                                                 Payment Limitations, Allocation
                                                 of Purchase Payments, Right
                                                 to Examine the Contract, Prior
                                                 to the Retirement Date,
                                                 Determining the Accumulated
                                                 Value of the Contract,
                                                 Allocation of Purchase Payments
                                                 and Transfers, Postponement of
                                                 Payments, Distribution of the
                                                 Contract

 11.   Redemptions                               Summary, Benefit Options,
                                                 Total and Partial Surrenders,
                                                 Postponement of Payments

 12.   Taxes                                     Summary, Benefit Options,
                                                 Federal Tax Matters,
                                                 Non-Qualified Contracts,
                                                 Required Distributions for
                                                 Non-Qualified Contracts, IRA,
                                                 SEP and SAR/SEP, Withholding,
                                                 Mutual Fund Diversification

 13.   Legal Proceedings                         Legal Proceedings

 14.   Table of Contents of the                  Table of Contents of the
       Statement of Additional                   Statement of Additional
       Information                               Information

Part B                                           Statement of Additional
                                                 Information

                                                 Caption**

 15.  CPrincipal Mutual Life
                                                 Insurance Company Separate
                                                 Account B Flexible Variable
                                                 Annuity ("FVA") Contract

 16.   Table of Contents                         Table of Contents

 17.   General Information and                   None
       History

 18.   Services                                  Experts**, Independent
                                                 Auditors

 19.  PSummary**, Allocation of
       Being Offered                             Purchase Payments and
                                                 Transfers**, Distribution
                                                 of the Contract**

 20.   Underwriters                              Summary**, Distribution of the
                                                 Contract**

 21.   Calculation of Performance                Calculation of Yield and
       Data                                      Total Return

 22.   Annuity Payments                          Benefit Options**

 23.   Financial Statements                      Financial Statements

** Prospectus caption given where appropriate.

                     PRINCIPAL MUTUAL LIFE INSURANCE COMPANY

                               SEPARATE ACCOUNT B


                   FLEXIBLE VARIABLE ANNUITY ("FVA") CONTRACT


        Issued by Principal Mutual Life Insurance Company (the "Company")






                         Prospectus dated May 1, 1996





This Prospectus concisely sets forth information about Principal Mutual Life Insurance Company Separate Account B and the Flexible Variable Annuity Contract (the "Contract") that an investor ought to know before investing. It should be read and retained for future reference.

Contributions to the Contract are not deposits or obligations of, or guaranteed by or endorsed by any bank nor are contributions to the Contract federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.


Additional information about the Contract, including a Statement of Additional Information, dated May 1, 1996, has been filed with the Securities and Exchange Commission. The Statement of Additional Information is incorporated by reference into this Prospectus. The table of contents of the Statement of Additional Information appears on page 27 of this Prospectus. A copy of the Statement of Additional Information can be obtained, free of charge, upon request by writing or telephoning:



                                Variable Annuity
                          The Principal Financial Group
                                  P.O. Box 9382
                            Des Moines, IA 50306-9382
                            Telephone: 1-800-852-4450




THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




This Prospectus is valid only when accompanied by the current prospectus for Principal Aggressive Growth Fund, Inc., Principal Asset Allocation Fund, Inc., Principal Balanced Fund, Inc., Principal Bond Fund, Inc., Principal Capital Accumulation Fund, Inc., Principal Emerging Growth Fund, Inc., Principal Government Securities Fund, Inc., Principal Growth Fund, Inc., Principal Money Market Fund, Inc. and Principal World Fund, Inc. These prospectuses should be kept for future reference.
                                TABLE OF CONTENTS
                                                                            Page
Glossary of Special Terms .................................................    3
Expense Table and Example..................................................    5
Condensed Financial Information............................................    6
Summary  ..................................................................    7
Description of Principal Mutual Life Insurance Company ....................    9
Principal Mutual Life Insurance Company Separate Account B ................    9
Mutual Funds...............................................................   10
Surplus Distribution at Sole Discretion of the Company ....................   10
The Contract ..............................................................   10
   Purchasing a Contract...................................................   10
     Purchase Payment Limitations..........................................   11
     Allocation of Purchase Payments.......................................   11
     Right to Examine the Contract.........................................   12
   Prior to the Retirement Date............................................   12
     Determining the Accumulated Value of the Contract.....................   12
     Allocation of Purchase Payments and Transfers.........................   13
     Total and Partial Surrenders..........................................   14
     Benefit Payable on Death of Annuitant or Owner........................   15
   After the Retirement Date...............................................   16
     Retirement Date ......................................................   16
     Benefit Options ......................................................   16
     Death of Annuitant or Payee...........................................   17
Charges and Deductions ....................................................   17
   Annual Fee..............................................................   17
   Mortality and Expense Risks Charge .....................................   18
   Transaction Fee.........................................................   18
   Premium Taxes ..........................................................   18
   Surrender Charge........................................................   18
   Administrative Expense Charge...........................................   20
Fixed Account..............................................................   20
   General Description ....................................................   20
   Fixed Account Value ....................................................   20
   Fixed Account Transfers, Total and Partial Surrenders...................   20
General Provisions ........................................................   21
   The Contract............................................................   21
   Postponement of Payments................................................   21
   Misstatement of Age or Sex and Other Errors.............................   22
   Assignment .............................................................   22
   Change of Owner.........................................................   22
   Beneficiary.............................................................   22
   Reports  ...............................................................   22
Rights Reserved by the Company.............................................   22
Distribution of the Contract...............................................   23
Performance Calculation....................................................   23
Voting Rights..............................................................   23
Federal Tax Matters........................................................   24
   Non-Qualified Contracts.................................................   24
   Required Distributions for Non-Qualified Contracts......................   25
   IRA, SEP and SAR/SEP....................................................   25
   Withholding.............................................................   25
   Mutual Fund Diversification.............................................   25
State Regulation...........................................................   26
Legal Opinions.............................................................   26
Legal Proceedings..........................................................   26
Registration Statement.....................................................   26
Other Variable Annuity Contracts...........................................   26
Experts  ..................................................................   26
Financial Statements.......................................................   26
Contractholders' Inquiries.................................................   26
Table of Contents of the Statement of Additional Information...............   27
Appendix A.................................................................   28


This Prospectus does not constitute an offer of, or solicitation of any offer to acquire, any interest in the Contract in any jurisdiction in which such an offer or solicitation may not lawfully be made. No person is authorized to give any information or to make any representations in connection with the Contract other than those contained in this Prospectus.

GLOSSARY OF SPECIAL TERMS

Accumulated Value -- An amount equal to the Fixed Account Value plus the Separate Account Value.

Anniversary -- The same date and month of each year following the Contract Date.

Annual Fee -- A charge deducted once each Contract Year prior to the Retirement Date, either on the last day of the Contract Year or the date the Contract is surrendered in full (a total redemption).

Annuitant -- The person, including any Joint Annuitant, on whose life the Benefit Option payment is based. This person may or may not be the Owner.

Benefit Option -- The options described in the Benefit Options section of this Prospectus.

Contract Date -- The date the contract is issued as shown on the current Data Page of the contract.

Contract Year -- The one-year period beginning on the Contract Date and ending one day before the Anniversary and any subsequent one-year period beginning on an Anniversary.

     Example: If the Contract Date is June 5, 2000, the first Contract Year ends on June 4, 2001, and the first Anniversary falls on June 5, 2001. The second Contract Year ends on June 4, 2002, and the second Anniversary falls on June 5, 2002, etc.

Critical Need -- The Owner's or Annuitant's confinement to a Health Care Facility, Terminal Illness diagnosis or Total and Permanent Disability.

Division -- A part of the Separate Account to which Purchase Payments may be allocated which invests in shares of a single Mutual Fund. The value of an investment in a Division is variable and not guaranteed.
Division may sometimes be referred to as a Subaccount.

Fixed Account -- An account to which Purchase Payments may be allocated which earns guaranteed interest.

Fixed Account Value -- The amount of an Owner's Accumulated Value which is in the Fixed Account.

Health Care Facility -- A licensed hospital or inpatient nursing facility providing daily medical treatment and keeping daily medical records for each patient (not primarily providing just residency or retirement care). This does not include a facility that primarily provides drug or alcohol treatment, or a facility owned or operated by the Owner or Annuitant or a member of their immediate families.

Internal Revenue Code ("Code") -- The Internal Revenue Code of 1986, as amended, and regulations thereunder. Reference to the Internal Revenue Code means such Code or the corresponding provisions of any subsequent revenue code and any regulations thereunder.

Joint Annuitant -- An additional Annuitant. The Joint Annuitants must be husband and wife, and must be named as Owner and Joint Owner. Any reference to the Annuitant's death means the death of the last surviving Annuitant.

Joint Owners -- An Owner who has an undivided interest with the right of survivorship in this contract with another Owner. The Joint Owners must be husband and wife, and must be named as Annuitant and Joint Annuitant. Any reference to the Owner's death means the death of the last surviving Owner. Joint ownership is not available for Contracts issued to residents of Pennsylvania or New York.

Mutual Fund -- A registered open-end investment company in which a Division invests.

Net Investment Factor -- The factor used to determine the change in the value of a Unit during a Valuation Period.

Notice -- Any form of written communication received by the Company at its home office or in another form approved in advance by the Company.

Owner -- The person, including any Joint Owner, who owns all rights and privileges of this contract. If the Owner is not a natural person, the Owner must be an entity with its own taxpayer identification number.

Purchase Payments -- The gross amount contributed to the Contract less any applicable premium taxes or similar governmental assessments.

Retirement Date -- The date the Owner's Accumulated Value is applied under a Benefit Option to make income payments.

Separate Account B -- A separate account established by the Company under Iowa law to receive Purchase Payments under the contract offered by this Prospectus and other contracts issued by the Company. It is divided into ten Divisions each of which invests in shares of a Mutual Fund. Divisions may be added, eliminated or combined in the future.

Separate Account Value -- The amount of an Owner's Accumulated Value in all the Divisions of the Separate Account.

Surrender Charge -- The charge deducted upon any partial or total surrender of the Contract before the Retirement Date.

Terminal Illness -- A sickness or injury that results in the Owner's or Annuitant's life expectancy being 12 months or less from the date notice to receive a distribution from the Contract is provided to the Company.

Total and Permanent Disability -- A disability that occurs after the Contract Date and that qualifies the Owner or Annuitant to receive Social Security disability benefits.

Transaction Fee -- A charge deducted due to unscheduled partial surrenders from the Contract after the first such surrender in a Contract Year and from unscheduled transfers from a Separate Account Division after the twelfth such transfer in a Contract Year.

Unit -- The accounting measure used to calculate the value of the Separate Account Value prior to the Retirement Date.

Unit Value -- A measure used to determine the value of an investment in a Division.

Valuation Date -- The date as of which the net asset value of a Mutual Fund is determined.

Valuation Period -- The period of time between when the net asset value of a Mutual Fund is determined on one Valuation Date and when such value is determined on the next following Valuation Date.

EXPENSE TABLE AND EXAMPLE

     The following tables depict fees and expenses applicable to the Contract. The example below should not be considered a representation of past or future expenses; actual expenses may be greater or less than those shown. See "Charges and Deductions."



                                  EXPENSE TABLE


   Transaction Expenses
     Sales Load Imposed on Purchases
       (as a percentage of Purchase Payments)          None

Surrender Charge (as a percentage Number of Completed Contract Years Since Surrender Charge Applied to all Purchase of amount surrendered)
 Surrendered Purchase Payment was made   Payments Received in that Contract Year
     0 (year of Purchase Payment)                         6%
     1                                                    6%
     2                                                    6%
     3                                                    5%
     4                                                    4%
     5                                                    3%
     6                                                    2%
     7 and later                                          0%

     Transaction Fee (a)     No  fee  on  first  unscheduled  partial  surrender
during a Contract Year; $30 on each unscheduled surrender thereafter.
Annual Contract Fee            The lesser of $30 or 2% of the Accumulated Value.

   Separate Account Annual Expenses (b)
     (as a percentage of average account value)
     Mortality and Expense Risk Fees                          1.25%
     Other Separate Account Expenses                           0

     Total Separate Account Annual
       Expenses                                               1.25%

   Annual Expenses of Mutual Funds
     (as a percentage of average net assets)
                                 Management                    Total Mutual Fund
                                   Fees      Other Expenses     Annual Expenses
   Aggressive Growth Fund           .80%          .10%             .90%
   Asset Allocation Fund            .80%          .19%             .89%
   Balanced Fund                    .60%          .06%             .66%
   Bond Fund                        .50%          .06%             .56%
   Capital Accumulation Fund        .49%          .02%             .51%
   Emerging Growth Fund             .65%          .05%             .70%
   Government Securities Fund       .50%          .05%             .55%
   Growth Fund                      .50%          .08%             .58%
   Money Market Fund                .50%          .08%             .58%
   World Fund                       .75%          .20%             .95%


     (a) A $30 transaction fee will be assessed on each unscheduled transfer after the twelfth such transfer during a Contract Year.

     (b) The Company has reserved the right to assess a daily administrative charge at a nominal annual rate of .15% of the average daily net assets of each Division of the Separate Account.



                                                 EXAMPLE

                                                Separate Account Division      1 Year     3 Years    5 Years   10 Years

   If you surrender your contract at the end   Aggressive Growth Division        $84       $122        $151      $251
   of the applicable time period:          Asset Allocation Division             $84       $122        $151      $250
                                           Balanced Division                     $82       $116        $139      $226
     You would pay the following           Bond Division                         $81       $113        $134      $216
     expenses on a $1,000 investment,      Capital Accumulation Division         $80       $111        $132      $210
     assuming 5% annual return on assets:  Emerging Growth Division              $82       $117        $141      $230
                                           Government Securities Division        $80       $112        $134      $214
                                           Growth Division                       $81       $113        $135      $218
                                           Money Market Division                 $81       $113        $135      $218
                                           World Division                        $84       $124        $154      $256

   If you annuitize at the end of the      Aggressive Growth Division            $22        $68        $117      $251
   applicable time period or do not        Asset Allocation Division             $22        $68        $116      $250
                                ---
   surrender your contract:                Balanced Division                     $20        $61        $105      $226
                                           Bond Division                         $19        $58         $99      $216
                                           Capital Accumulation Division         $18        $56         $97      $210
     You would pay the following           Emerging Growth Division              $20        $62        $107      $230
     expenses on a $1,000 investment,      Government Securities Division        $19        $57         $99      $214
                                           assuming 5% annual return on assets:
                                           Growth Division                       $19       $58         $100      $218
                                           Money Market Division                 $19        $58        $100      $218
                                           World Division                        $23        $70        $119      $256

The purpose of the above table is to assist the Owner in understanding the various costs and expenses that a Owner will bear directly or indirectly. The table reflects expenses of the Separate Account as well as the expenses of the Mutual Funds in which the Separate Account invests. In certain circumstances, state premium taxes will also be applicable. See "Charges and Deductions."

CONDENSED FINANCIAL INFORMATION

     Financial   statements   are  included  in  the   Statement  of  Additional
Information.  Following  are  Unit  Values  for the  Flexible  Variable  Annuity
Contract for the periods ended December 31.

                                             Accumulation Unit Value           Number of Accumulation Units
                                            Beginning         End              Outstanding at End of Period
                                            of period      of period                  (in thousands)

     Aggressive Growth Division
       Year Ended December 31, 1995          10.184           14.503                     1,324
       Period Ended December 31, 1994 (1)    10.075           10.184                       362
     Asset Allocation Division
       Year Ended December 31, 1995           9.978           11.891                       912
       Period Ended December 31, 1994 (1)    10.075            9.978                       303
     Balanced Division
       Year Ended December 31, 1995           9.972           12.270                     1,373
       Period Ended December 31, 1994 (1)    10.266            9.972                       370
     Bond Division
       Year Ended December 31, 1995          10.064           12.143                     1,401
       Period Ended December 31, 1994 (1)    10.050           10.064                       301
     Capital Accumulation Division
       Year Ended December 31, 1995          10.234           13.333                     2,232
       Period Ended December 31, 1994 (1)    10.328           10.234                       699
     Emerging Growth Division
       Year Ended December 31, 1995          10.108           12.880                     3,059
       Period Ended December 31, 1994 (1)    10.157           10.108                       973
     Government Securities Division
       Year Ended December 31, 1995           9.973           11.728                     2,023
       Period Ended December 31, 1994 (1)    10.133            9.973                       572
     Growth Division
       Year Ended December 31, 1995          10.454           12.970                     2,619
       Period Ended December 31, 1994 (1)    10.336           10.454                       764
     Money Market Division
       Year Ended December 31, 1995          10.194           10.628                     1,370
       Period Ended December 31, 1994 (1)    10.027           10.194                       702
     World Division
       Year Ended December 31, 1995           9.582           10.804                     2,146
       Period Ended December 31, 1994 (1)     9.624            9.582                       936

      (1) Commenced operations on June 16, 1994.


SUMMARY

The following summary should be read in conjunction with the detailed information in this Prospectus. This Prospectus generally describes only the portion of the Contract involving the Separate Account. For a brief description of the Fixed Account, please refer to the heading "Fixed Account" in this Prospectus.

The Flexible Variable Annuity Contract (also known as the Principal Variable Annuity Contract) (the "Contract") described in this Prospectus is designed to provide individuals with retirement benefits in connection with (1) Individual Retirement Annuity plans or programs ("IRA Plans"), Simplified Employee Pension Plans ("SEPs") and Salary Reduction Simplified Employee Pension Plans ("SAR/SEPs") adopted pursuant to Section 408 of the Internal Revenue Code and
(2) non-qualified retirement plans.

Minimum Investment Amount

For Contracts issued in connection with non-qualified retirement plans, the initial Purchase Payment must be at least $2,500. The initial Purchase Payment for all other Contracts must be at least $1,000. The minimum subsequent investment is $100. A $100 monthly minimum for initial and subsequent investments is available for Contracts to which Purchase Payments are made on a monthly basis through a payroll deduction plan or through an account of bank or similar financial institution under an Automatic Investment Program. Forms and preauthorized check agreements to establish an Automatic Investment Program are available from Princor Financial Services Corporation. For Contracts which are issued in connection with a retirement plan covering more than four people, the initial and subsequent monthly Purchase Payment under each Contract must at all times average at least $100 and in no case be less than $50. The Company reserves the right to terminate a Contract and distribute the Accumulated Value, less any applicable charges, if no Purchase Payments are paid during two consecutive calendar years and the Accumulated Value or total Purchase Payments less partial surrenders and applicable surrender charges is less than $2,000. See "Purchase Payment Limitations."

The initial Purchase Payment is allocated, as specified by the Owner in the Contract application, among one or more of the Divisions of the Separate Account, or to the Fixed Account, or to both. Subsequent Purchase Payments are allocated in the same way, or pursuant to different allocation percentages that the Owner may subsequently specify.

Separate Account Investment Options

Each of the ten Divisions (or Subaccounts) of the Separate Account invests in shares of a corresponding Mutual Fund. The Accumulated Value in each of the Divisions of the Separate Account will vary to reflect the investment experience of each of the corresponding Mutual Funds as well as deductions for certain charges.

Each Mutual Fund has a separate and distinct investment objective and is managed by Princor Management Corporation ("Manager"). For providing investment management services to the Mutual Funds, the Manager receives fees from each Fund based on the average daily net assets of the Fund. Each Mutual Fund also bears most of its other expenses. A full description of the Mutual Funds and their investment objectives, policies and risks can be found in the current Prospectus for the Funds, which accompanies this Prospectus.

Transfers

Subject to restrictions described in this Prospectus, an Owner can transfer all or part of the Accumulated Value among the Contract's investment options prior to the Retirement Date. Transfers from one Division to another or into the Fixed Account can be made by the Owner on an unscheduled or scheduled basis. Owners may transfer limited amounts once each Contract Year from the Fixed Account to the Separate Account or may elect to make scheduled monthly transfers.

Total or Partial Surrenders

All or part of the Accumulated Value of a Contract may be surrendered by the Owner prior to the Retirement Date. Amounts surrendered may be subject to a Surrender Charge and total surrenders will be subject to the Annual Fee, if applicable. The Surrender Charge does not apply to certain withdrawals including the withdrawal during any Contract Year of an amount not to exceed the greater of the earnings in the Contract or 10% of the Purchase Payments otherwise subject to the Surrender Charge. See "Total and Partial Surrenders," "Surrender Charge" and "Annual Fee." Particular attention should be paid to the tax implications of any surrender, including possible penalties for premature distributions. See "Federal Tax Matters."

Charges and Deductions

 The Company deducts daily charges at a rate of 1.25% per annum of the value of the average net assets of the Separate Account for the mortality and expense risks it assumes. The Company has reserved the right to assess a daily charge at a rate of .15% per annum of the value of the average net assets in the Separate Account to cover certain administrative expenses. See "Mortality and Expense Risks Charge" and "Administrative Expense Charge."

To permit investment of the entire Purchase Payment, the Company does not deduct sales charges at the time of investment. However, a Surrender Charge is imposed on certain total or partial surrenders of the Contract to help defray expenses relating to the sale of the Contract, including commissions to registered representatives and other promotional expenses. Certain amounts may be surrendered without the imposition of any Surrender Charge. See "Surrender Charge."

There is also an Annual Fee for Contract administration and maintenance. This charge is the lesser of $30 or 2% of the Owner's Accumulated Value (subject to any applicable state law limitations) and is deducted on each Anniversary and upon total surrender of the Contract. This charge is not deducted during the Benefit Option period. The Company currently waives the Annual Fee for Contracts that have an Accumulated Value on the last day of the Contract Year of at least $30,000.

Certain states and other jurisdictions impose premium taxes or similar assessments upon the Company, either at the time Purchase Payments are made or when the Accumulated Value is surrendered or applied under a Benefit Option. The Company reserves the right to deduct an amount from Purchase Payments or Accumulated Value to cover such taxes or assessments, if any, when applicable.

Benefit Option Payments

     The Contract provides several types of fixed payment Benefit Options to Annuitants or their Beneficiaries. The Owner has considerable flexibility in choosing the Retirement Date. However, the tax implications of distributions must be carefully considered, including the possibility of penalties for commencing benefits either too soon or too late. See "Benefit Options" and "Federal Tax Matters."

Death Benefit

In the event that the Annuitant or Owner dies prior to the Retirement Date, an enhanced death benefit is payable to the Beneficiary of the Contract. The death benefit may be paid as either a single sum cash benefit or under a Benefit Option. See "Benefit Payable on Death of Annuitant or Owner." In the event the Annuitant dies on or after the Retirement Date, the Beneficiary will receive only any continuing payments which may be provided by the Benefit Option in effect.

Right to Examine the Contract

The Owner has a right to examine the Contract. The Owner can cancel the Contract by delivering or mailing it, together with a written request, to the Company's home office or to the sales representative through whom it was purchased, before the close of business on the tenth day (or such later date as provided by applicable state law) after receipt of the Contract. If these items are sent by mail, properly addressed and postage prepaid, they will be deemed to be received by the Company on the date postmarked. The Company will return either all Purchase Payments made, without interest or appreciation, or the Accumulated Value of the Contract, whichever is required by applicable state law.


Tax Implications

The tax implications for Owners, Annuitants and Beneficiaries can be quite important. A brief discussion of some of these is set out under "Federal Tax Matters" in this Prospectus, but such discussion is not comprehensive. Therefore, an Owner should consider these matters carefully and consult a qualified tax advisor before making Purchase Payments or taking any other action in connection with the Contract. Failure to do so could result in serious adverse tax consequences which might otherwise have been avoided.

Questions and Other Communications


Any question about procedures or the Contract should be directed to a sales representative, or the Company's home office: Variable Annuity, The Principal Financial Group, P.O. Box 9382, Des Moines, Iowa 50306-9382; 1-800-852-4450.
Purchase Payments and written requests should be mailed or delivered to the same home office address. All communications should include the Contract number, the Owner's name and, if different, the Annuitant's name.


Any Purchase Payment or other communication, except a cancellation notice described above under "Right to Examine the Contract," is deemed received at the Company's home office on the actual date of receipt there in proper form unless received (1) after the close of regular trading on the New York Stock Exchange, or (2) on a date that is not a Valuation Date. In either of these two cases, the date of receipt will be deemed to be the next Valuation Date.

Total or Partial Surrenders

     An Owner may withdraw cash from the Contract at any time prior to the Retirement Date subject to any charges that may be applied. See "Total and Partial Surrenders." Note that withdrawals before age 59 1/2 may involve an income tax penalty. See "Federal Tax Matters."

DESCRIPTION OF PRINCIPAL MUTUAL LIFE INSURANCE COMPANY (The "Company")


Principal Mutual Life Insurance Company is a mutual life insurance company with its home office at The Principal Financial Group, Des Moines, Iowa 50306, telephone number 515-247-5111. It was originally incorporated under the laws of the State of Iowa in 1879 as Bankers Life Association, changed its name to Bankers Life Company in 1911 and changed its name to Principal Mutual Life Insurance Company in 1986. It is a member of The Principal Financial Group, a diversified family of insurance and financial services corporations.

Principal Mutual Life Insurance Company is authorized to do business in the 50 states of the United States, the District of Columbia, the Commonwealth of Puerto Rico, and the Canadian Provinces of Alberta, British Columbia, Manitoba, Ontario and Quebec. The Company offers a full range of products and services for businesses, groups and individuals including individual insurance, pension plans and group/employee benefits. The Company has ranked in the upper one percent of life insurers in assets and premium income and has consistently received excellent ratings from the major rating firms based upon the Company's claims-paying ability. The Company has $51.3 billion in assets under management and serves more than 9.3 million individuals and their families.


PRINCIPAL MUTUAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

Separate Account B was established on January 12, 1970 pursuant to a resolution (as amended) of the Executive Committee of the Board of Directors of the Company. Under Iowa insurance laws and regulations the income, gains or losses, whether or not realized, of Separate Account B are credited to or charged against the assets of Separate Account B without regard to the other income, gains or losses of the Company. Although the assets of Separate Account B equal to the reserves and liabilities arising under the contracts issued thereunder will not be charged with any liabilities arising out of any other business conducted by the Company, the reverse is not true. Hence, all obligations arising under the Contract, including the promise to make payments under the Benefit Options, are general corporate obligations of the Company.

Separate Account B was registered on July 17, 1970 with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended. Such registration does not involve supervision by the Commission of the investments or investment policies of Separate Account B.

The Company is taxed as an insurance company under the Internal Revenue Code. The operations of Separate Account B are part of the total operations of the Company but are treated separately for accounting and financial statement purposes and are considered separately in computing the Company's tax liability. Separate Account B is not affected by federal income taxes paid by the Company with respect to its other operations, and under existing federal income tax law, investment income and capital gains attributable to Separate Account B are not taxed. The Company reserves the right to charge Separate Account B with, and to create a reserve for, any tax liability which the Company determines may result from maintenance of Separate Account B. To the best of the Company's knowledge, there is no current prospect of any such liability.

There are currently ten Divisions (or Subaccounts) in Separate Account B. The assets of Divisions are invested exclusively in shares of a Principal Mutual Fund. New Divisions may be added and made available to Owners of the Contract. Divisions may also be eliminated from the Separate Account.

MUTUAL FUNDS

The Divisions of Separate Account B currently invest exclusively in shares of a Principal Mutual Fund. The ten Principal Mutual Funds available for investment are as follows: Aggressive Growth Fund, Asset Allocation Fund, Balanced Fund, Bond Fund, Capital Accumulation Fund, Emerging Growth Fund, Government Securities Fund, Growth Fund, Money Market Fund and World Fund. A full description of the Mutual Funds, their investment policies and restrictions, their charges, the risks attendant to investing in them, and other aspects of their operations is contained in the Prospectus for the Funds accompanying this Prospectus and in the Statement of Additional Information for the Funds referred to therein. Additional copies of these documents may be obtained from a sales representative or from the Company's home office.

The Mutual Funds are separately incorporated, diversified, open-end investment management companies, typically known as Mutual Funds. The Manager for the Mutual Funds is Princor Management Corporation. Some of the Mutual Funds are also used to fund variable life insurance contracts issued by the Company. Each such Fund's Board of Directors will monitor events in order to identify any material irreconcilable conflicts between the interests of the variable annuity contract owners and life insurance policyowners that may develop and to determine what action, if any, should be taken in response thereto. If it becomes necessary for any separate account to replace shares of any Mutual Fund with another investment, the Mutual Fund may have to liquidate securities on a disadvantageous basis. See "Eligible Purchasers and Purchase of Shares" in the Funds' prospectus for a discussion of the potential risks associated with "mixed funding."

The Company purchases and redeems shares of the Mutual Funds for the Separate Account at their net asset value without the imposition of any sales or redemption charges. Such shares represent interests in the ten Mutual Funds available for investment by the Separate Account. Each Mutual Fund corresponds to one of the Divisions of the Separate Account. The assets of each Mutual Fund are separate from the others and each is a separate corporation whose performance has no effect on the investment performance of any other Mutual Fund.

Any dividend or capital gain distributions attributable to the Contract are automatically reinvested in shares of the Mutual Fund from which they are received at that Mutual Fund's net asset value on the date paid. Such dividends and distributions will have the effect of reducing the net asset value of each share of the corresponding Mutual Fund and increasing, by an equivalent value, the number of shares outstanding of that Mutual Fund. However, the value of the interests of Owners in the corresponding Division will not change as a result of any such dividends and distributions.

SURPLUS DISTRIBUTION AT SOLE DISCRETION OF THE COMPANY

It is not anticipated that any divisible surplus will ever be distributable to these Contracts in the future because the Contracts are not expected to result in a contribution to the divisible surplus of the Company. However, if any distribution of divisible surplus is made, it will be made to Owners in the form of cash.

THE CONTRACT

The Contract described in this Prospectus is designed to provide individuals with retirement benefits in connection with (1) Individual Retirement Annuity plans or programs ("IRA Plans"), Simplified Employee Pension Plans ("SEPs") and Salary Reduction Simplified Employee Pension Plans ("SAR/SEPs") adopted pursuant to Section 408 of the Internal Revenue Code and (2) non-qualified retirement plans. The Contract provides for the accumulation of values on a fixed and variable basis and the payment of annuity benefits in the form of Benefit Options on a fixed basis.

A.   Purchasing a Contract

     Persons wishing to purchase a Contract must complete an application and make an initial Purchase Payment. The application is forwarded to the Company for processing. Acceptance is subject to underwriting and suitability rules and procedures. The Company reserves the right to reject any application or any Purchase Payment if, in the view of the Company, the Company's underwriting and suitability rules and procedures are not satisfied.

     Purchase Payments which are remitted through an employer for multiple employee-Owner/Annuitants must also be accompanied by information identifying the proper Contracts and accounts to be credited with Purchase Payments.

     If the application can be accepted in the form received, the initial Purchase Payment will be credited within two Valuation Dates after the later of receipt of the application or receipt of the initial Purchase
     Payment at the Company's home office. If the initial Purchase Payment cannot be credited within five Valuation Dates after receipt because the application or other issuing requirements are incomplete, the initial Purchase Payment will be returned unless the applicant consents to our retaining the initial Purchase Payment and crediting it within two Valuation Dates after the necessary requirements are fulfilled.

     The date that the Contract is issued is the Contract Date. The Contract Date is the date used to determine Contract Years, regardless of when the Contract is delivered. The crediting of investment experience in the Separate Account, or a fixed rate of return in the Fixed Account, begins as of the Contract Date, even if that date is delayed due to underwriting or administrative requirements.

     Generally, additional Purchase Payments will be accepted at any time after the Contract Date and prior to the Retirement Date, as long as the Annuitant is living. Purchase Payments (together with any required information identifying the proper Contracts and accounts to be credited with Purchase Payments) must be delivered to the Company's home office. Additional Purchase Payments are credited to the Contract and added to the Accumulated Value as of the end of the Valuation Period in which they are received.

     1.  Purchase Payment Limitations

         For Contracts issued in connection with non-qualified retirement Plans, the initial Purchase Payment must be at least $2,500. The initial Purchase Payment for all other Contracts must be at least $1,000. The minimum subsequent investment is $100. A $100 monthly minimum for initial and subsequent investments is available for Contracts to which Purchase Payments are made on a monthly basis through an account of a bank or similar financial institution under an Automatic Investment Program. Forms and preauthorized check agreements to establish an Automatic Investment Program are available from Princor Financial Services Corporation. For Contracts which are issued in connection with a retirement plan covering more than four people, the initial and subsequent monthly Purchase Payments under each Contract must at all times average at least $100 and in no case be less than $50. The Company reserves the right to increase the minimum amount for each Purchase Payment to not more than $1,000. The Company reserves the right to terminate a Contract and distribute the Accumulated Value, less any applicable charges, if no premiums are paid during two consecutive calendar years and the Accumulated Value or total Purchase Payments less partial surrenders and applicable surrender charges is less than $2,000. The Company will notify the Owner of its intent to exercise this right and provide the Owner a 60 day period to increase the Accumulated Value to $2,000.

         The total of all Purchase Payments may not exceed $1,000,000 without the Company's prior approval.

     2.  Allocation of Purchase Payments

         The initial Purchase Payment is allocated, as specified by the Owner in the Contract application, among one or more of the Divisions of the Separate Account, or to the Fixed Account, or to both. Subsequent
         Purchase Payments are allocated in the same way, or pursuant to different allocation percentages that the Owner may subsequently specify. Allocations to the Fixed Account are not allowed if the Fixed Account Value immediately after the allocation exceeds $1,000,000, except with our prior approval.


         Some states require the Company to return the initial Purchase Payment to an Owner who reconsiders the decision to purchase the Contract within a certain time period. See "Right to Examine the Contract."

                     The states in which Purchase Payments are returned are listed below:


                           State
Connecticut*            Louisiana                               Oklahoma
Georgia                 Maryland                                Rhode Island
Hawaii                  Michigan                                South Carolina
Idaho                   Missouri                                Utah
Indiana                 Nebraska                                Washington
Kentucky                North Carolina

               * Purchase Payments are refunded if the Contract is cancelled prior to its delivery, otherwise the account value is refunded.

         Initial Purchase Payments for a Contract issued in one of the states in the above table are allocated to the Money Market Division until 15 days (20 days for Contracts issued in the State of Idaho) after the Contract Date at which time they are reallocated in accordance with the Owner's allocation instructions.

     3.  Right to Examine the Contract

         Under state law, the Owner has the right to examine the Contract. The right is often referred to as a "free look" period. The "free look" period is 10 days after the date the contract is delivered to the Owner in all states except as follows:

         a. Contracts issued in California to Owenrs age 60 and over have a 30 day "free look" period;

         b.   Contracts issued in Colorado have a 15 day "free look" period; and

         c. Contracts issued in Idaho and North Dakota have a 20 day "free look" period.

         The Owner can cancel the Contract by delivering or mailing it, together with a written request, to the Company's home office or to the sales representative through whom it was purchased, before the close of business on the last day of the "free look" period. If these items are sent by mail, properly addressed and postage prepaid, they will be deemed to be received by the Company on the date postmarked for the purpose of determining whether the "free look" period has elapsed. If the Purchase Payments are allocated to the Money Market Division as described above under "Allocation of Purchase Payments," the Company will return the greater of the Contract's value or Purchase Payments paid if the Contract is cancelled. Otherwise, the Company will return the Accumulated Value of the Contract.

B.   Prior to the Retirement Date

     1.  Determining the Accumulated Value of the Contract

         The Owner's Accumulated Value is the total of any Separate Account Value plus any Fixed Account Value under the Contract. For a discussion of how Fixed Account Value is calculated, see "Fixed Account."

         There is no guaranteed minimum Separate Account Value. The Separate Account Value will reflect the investment experience of the chosen Divisions of the Separate Account, all Purchase Payments made, any partial surrenders, and all charges assessed in connection with the Contract. Therefore, the Separate Account Value changes from Valuation Period to Valuation Period. To the extent Accumulated Value is allocated to the Separate Account, the Owner bears the entire investment risk.

         A Contract's Separate Account Value is based on Unit Values, which are determined on each Valuation Date. The value of a Unit for a Division on any Valuation Date is equal to the previous value of that Division's Unit multiplied by that Division's Net Investment Factor (discussed directly below) for the Valuation Period ending on that Valuation Date. Net Purchase Payments applied to a given Division will be used to purchase Units at the Unit Value of that Division next determined after receipt of a Purchase Payment. See "Allocation of Purchase Payments and Transfers."

         At the end of any Valuation Period, a Contract's Separate Account Value in a Division is equal to:

              o    The number of Units in the Division; times

              o    The value of one Unit for that Division.

         The number of Units in each Division is equal to:

              o    The initial Units purchased on the Contract Date; plus

              o Units purchased at the time that additional Purchase Payments are allocated to the Division; plus

              o Units purchased through transfers from another Division or from the Fixed Account; less

              o Units redeemed to pay for the portion of any partial surrenders allocated to the Division; less

              o Units redeemed as part of a transfer to another Division or to the Fixed Account; less

              o    Units redeemed to pay charges under the Contract.

         Net Investment Factor. Each Net Investment Factor is the quantitative measure of the investment performance of each Division of Separate Account B. For any specified Valuation Period the Net Investment Factor for a Division for a Contract is equal to

              (a) the quotient obtained by dividing (i) the net asset value of a share of the underlying Mutual Fund as of the end of the Valuation Period, plus the per share amount of any dividend or other distribution made by the Mutual Fund during the Valuation Period (less an adjustment for taxes, if any) by
                  (ii) the net asset value of a share of the Mutual Fund as of the end of the immediately preceding Valuation Period,

                            reduced by

              (b) a mortality  and expense  risks charge in an amount equal to a simple interest rate for the number of days within the Valuation Period equivalent to an annual rate of 1.25%. The Company has reserved the right to assess a daily administrative expense charge at an annual rate of up to .15% of the value of the average Separate Account net assets. If and to the extent such a charge is assessed, such charge will be included in the calculation of the Net Investment Factor in the same manner as the mortality and expense risks charge.

         The amount of any taxes referred to in subparagraph (a) above (currently none) and the amounts derived from applying the rate specified in subparagraph (b) above will be accrued daily and will be transferred from Separate Account B at the discretion of the Company.

     2.  Allocation of Purchase Payments and Transfers

         Allocation of Purchase Payments. In the application for a Contract, the Owner can allocate Purchase Payments, or portions thereof, to the available Divisions of the Separate Account or to the Fixed Account, or both. Percentages must be in whole numbers and the total allocation must equal 100%. The percentage allocations for future Purchase Payments may be changed, without charge, at any time by sending a written request to the Company's home office or by telephone as described below. Changes in the allocation of future Purchase Payments will be effective at the end of the Valuation Period in which the Company receives the Owner's request.

         Unscheduled Transfers. Transfers of amounts from one available Division of the Separate Account to another or into the Fixed Account can be made by the Owner. A transfer from a Division of the Separate Account to the Fixed Account may not be made if a transfer from the Fixed Account to a Division of the Separate Account has been made within the six-month period prior to the date of the requested transfer to the Separate Account or if immediately after the transfer to the Fixed Account the Owner's Fixed Account Value exceeds $1 million. The amount to be transferred may be stated as a dollar amount or as a percentage of the Separate Account Value of the Division from which the transfer is to be made. The amount transferred from each Division must equal or exceed the lesser of $100 or 100% of the Owner's interest in the Division. Transfers may be completed by sending a written request to the Company at its home office, or by telephone as described below.

         All or part of the values in one or more Divisions of the Separate Account may be transferred at one time. Transfers from the Fixed Account are restricted on both amount and timing. See "Fixed Account Transfers, Total and Partial Surrenders." Transfers from a Division of the Separate Account will be executed and values will be determined in connection with the transfers as of the end of the Valuation Period in which the Company receives the transfer request. There is currently no charge for the transfer but the Company reserves the right to impose charges (not to exceed $30 per transfer) on unscheduled transfers after the twelfth such transfer during a Contract year. For this purpose, all transfers between and among the Divisions of the Separate Account and the Fixed Account will be treated as one transfer, if all the transfer requests are made at the same time as part of one request. The Company also reserves the right to reject transfer instructions provided by a person providing them for multiple contracts.

         Scheduled Transfers. The owner may elect to have automatic transfers completed on a periodic basis from any Division of the Separate Account. Scheduled transfers are available from a Division only if the value of the Separate Account Value in such Division equals or exceeds $5,000. An Owner may establish scheduled transfers by sending a written request to the Company at its home office or by telephone as described below. Scheduled transfers will be completed on a monthly, quarterly, semi-annual or annual basis on the date (other than the 29th, 30th or
         31st) specified by the Owner. If the requested date is not a Valuation Date, the transfer will be completed on the next valuation date following such specified date. Scheduled transfers of the dollar amount specified by the Owner (minimum of $100) will continue until the Separate Account Value in the Division from which such transfers are made is exhausted or until the Owner notifies the Company to discontinue such transfers. The Company reserves the right to limit the number of Divisions from which transfers will be made simultaneously, but in no event will such limitation be less than two Divisions.

         Telephone Services. Unless telephone transaction services are declined on the application for a Contract, or at any subsequent time the Owner notifies the Company in writing to remove telephone transaction services, changes in the allocation of future Purchase Payments and transfers may be made pursuant to telephone instructions, subject to the above terms. The telephone transactions may be exercised by telephoning 1-800-852-4450. Telephone transfer requests must be received by the close of the New York Stock Exchange on a day when the Company is open for business to be effective that day. Requests made after that time or on a day when the Company is not open for business will be effective the next business day. Although neither the Separate Account nor the Company is responsible for the authenticity of telephone transaction requests, the right is reserved to refuse to accept telephone requests when in the opinion of the Company it seems prudent to do so. The Owner bears the risk of loss caused by fraudulent telephone instructions the Company reasonably believes to be genuine. The Company will employ reasonable procedures to assure telephone instructions are genuine and if such procedures are not followed, the Company may be liable for losses due to unauthorized or fraudulent transactions. Such procedures include recording all telephone instructions, requesting personal identification information such as the caller's name, daytime telephone number, social security number and/or birthdate and sending a written confirmation of the transaction to the Owner's address of record. Owners may obtain additional information and assistance by telephoning the toll free number. The Company may modify or terminate telephone transfer procedures at any time.

     3.  Total and Partial Surrenders

         Total Surrenders. The Owner may surrender all of the cash surrender value at any time during the life of the Annuitant and prior to the Retirement Date by a written request sent to the Company's home office. The Company reserves the right to require that the Contract be returned to the Company prior to making payment, although this will not affect the determination of the amount of the cash surrender value. Cash surrender value is the Accumulated Value at the end of the Valuation Period during which the written request for the total surrender is received by the Company at its home office, less any applicable Surrender Charge, Annual Fee and Transaction Fee. For discussion of these charges and the circumstances under which they apply, see "Annual Fee," "Surrender Charge," and "Transaction Fee."

         The written consent of all collateral assignees and irrevocable beneficiaries of a non-qualified Contract must be obtained prior to any total surrender. Surrenders from the Separate Account will generally be paid within seven days of the date of receipt by the Company's home office of the written request, or such earlier date as required by law. Postponement of payments may occur, however, in certain circumstances. See "Postponement of Payments."

         Since the Owner assumes the investment risk with respect to amounts allocated to the Separate Account, and because certain surrenders are subject to a Surrender Charge, the amount paid upon total surrender of the cash surrender value (taking into account any prior partial surrenders) may be more or less than the total Purchase Payments made.

         Unscheduled Partial Surrenders. At any time prior to the Retirement Date and during the lifetime of the Annuitant, the Owner may surrender a portion of the Fixed Account Value and/or the Separate Account Value by sending a written request to the Company's home office. The minimum unscheduled partial surrender amount is $100 and the Accumulated Value of the Contract must be $5,000 or more immediately after the partial surrender. The Company reserves the right to increase the minimum $5,000 remaining Accumulated Value but in no event will it exceed $10,000.

         In order for a request to be processed, the Owner must specify the dollar amount of the Accumulated Value to surrender. The amount surrendered will be deducted from the Owner's Fixed Account Value and/or interest in a Division according to the surrender allocation percentages provided by the Owner. Percentages may be either zero or any whole number and must total 100%.

         The Company will surrender Units from the Separate Account and/or dollar amounts from the Fixed Account so that the total amount of the partial surrender equals the dollar amount of the partial surrender request plus any applicable Surrender Charge. The partial surrender will be effective at the end of the Valuation Period in which the Company receives the written request for partial surrender at its home office. Payments will generally be made within seven days of the effective date of such request or such earlier date as required by law, although certain delays are permitted. See "Postponement of Payments."

         Scheduled Partial Surrenders. The owner may elect to have partial surrenders completed on a periodic basis from any Division of the Separate Account and/or Fixed Account. Scheduled partial surrenders (sometimes referred to as a "Flexible Withdrawal Option") are available only if the value of the Accumulated Value is at least $5,000 at the time the surrenders begin. Scheduled partial surrenders may be established by the Owner by providing written notice to the Company at the Company's home office. The Owner may specify monthly, quarterly, semi-annual or annual partial surrenders to be completed on any date other than 29th, 30th or 31st. If the specified date is not a Valuation Date, surrenders will be completed on the next Valuation Date following such specified date. Partial surrenders will continue until the Accumulated Value is exhausted or until the Owner notifies the Company to discontinue the scheduled surrenders.

         The Internal Revenue Code provides that a penalty tax will be imposed on certain premature surrenders. For a discussion of this and other tax implications of total and partial surrenders, including withholding requirements, see "Federal Tax Matters."

     4.  Benefit Payable on Death of Annuitant or Owner

         If the Annuitant or Owner dies prior to the Retirement Date, a death benefit will be paid to the deceased's Beneficiary. The amount of the death benefit will be the greater of:

          (1) the Accumulated Value on the date the Company receives Notice (including proof) of death; or


          (2)  total  Purchase   Payments  less  any  partial   surrenders  (and
               Surrender Charges incurred) as of the date the
                  Company receives Notice (including proof) of death; or

          (3) the death benefit that was in effect on any prior Anniversary that is divisible equally by seven, plus any Purchase Payments and less any partial surrenders (and Surrender Charges incurred) made after that Anniversary.

         The death benefit generally will be paid within seven days after the Company receives Notice (including proof) of death and written instructions as to the manner of payment to the Beneficiary, or such earlier date as required by law. Under certain circumstances, payment of the death benefit may be postponed. See "Postponement of Payments." The death benefit will be paid according to benefit instructions provided by the deceased. If benefit instructions have not been provided the death benefit will be paid upon receipt of a written request for settlement method. The Company will pay interest (at an annual rate equal to or greater than 3% or such other rate required by state law) on the death benefit from the date it receives proof of death (or such other date required by state law) until the date of payment or until the date the death benefit is applied under a Benefit Option.


         If the Owner dies before the Annuitant and the Owner's Beneficiary is the surviving spouse, the Company will continue the Contract with the spouse as the new Owner unless the spouse elects to receive the death benefit. If benefit instructions have not been provided, the Beneficiary may (a) receive a single sum payment, which terminates the Contract, or (b) select a Benefit Option. If the beneficiary selects a Benefit Option, he or she will have all the rights and privileges of an Annuitant under the Contract. If the Beneficiary desires a Benefit Option, the election should be made within 60 days of the date the death benefit becomes payable. Failure to make a timely election can result in unfavorable tax consequences. For further information, see "Federal Tax Matters."

         We accept any of the following as proof of death: a certified copy of a death certificate; a copy of a certified decree of a court of competent jurisdiction as to the finding of death; a written statement by a medical doctor who attended the deceased at the time of death; or any other proof satisfactory to us.

         If the Owner dies before the Annuitant and before the Retirement Date with respect to a Contract not issued in connection with retirement plans qualified under Section 408 of the Internal Revenue Code, certain additional requirements are mandated by the Internal Revenue Code, which are discussed under "Required Distributions for Non-Qualified Contracts." It is imperative that written notice of the death of the Owner be promptly transmitted to the Company at its home office, so that arrangements can be made for distribution of the entire interest in the Contract to the Beneficiary in a manner that satisfies the Internal Revenue Code requirements. Failure to satisfy these requirements may result in the Contract not being treated as an annuity for federal income tax purposes, which could have adverse tax consequences.

C.   After the Retirement Date

     1.  Retirement Date

         The  Owner  may  specify  a  Retirement  Date in the  application.  The
         Retirement Date marks the beginning of the period during which an Annuitant receives Benefit Option payments under the Contract. The Company may not permit a Retirement Date which is on or after the later of the Annuitant's 85th birthday or ten years after the Contract Date (but no later than age 88 in Pennsylvania and age 85 in New York).

         Depending on the type of retirement arrangement in connection with which a Contract is issued, amounts that are distributed either too soon or too late may be subject to penalty taxes under the Internal Revenue Code. See "Federal Tax Matters." Owners should consider this carefully in selecting or changing a Retirement Date.

         The Owner may change the Retirement Date with the Company's prior approval, by written request any time prior to the issuance of a supplementary contract which provides a Benefit Option. The new Retirement Date must be any Anniversary on or before the maximum Retirement Date.

     2.  Benefit Options

         The Company currently offers only fixed Benefit Option payments; variable Benefit Option payments are not currently offered. If the Accumulated Value at the end of the Valuation Period which contains the Retirement Date is less than $5,000 or if the amount applied under a Benefit Option would result in a periodic payment below the Company's minimum requirements in effect at that time, the Company may pay the entire Accumulated Value, without the imposition of any charges, in a single sum payment to the Annuitant or other properly designated payee and cancel the Contract. Otherwise, the Company will apply the Accumulated Value to provide a fixed Benefit Option.

         Benefit Option payments will be made as elected by the Owner on a monthly, quarterly, semi-annual or annual basis to the Annuitant or other properly-designated payee. The dollar amount of any Benefit Option payment is specified during the entire period of payments according to the provisions of the Benefit Option selected. There is no right to make any total or partial surrender after Benefit Option payments commence.

         The amount of each Benefit Option payment will depend on the amount of Accumulated Value applied to the Benefit Option, the form of Benefit Option selected and, for Benefit Options other than Fixed Income described below, the age of the Annuitant. The amount of each Benefit Option payment ordinarily will be higher for a male Annuitant than for a female Annuitant with an otherwise identical Contract. This is because, statistically, females tend to have longer life expectancies than males. However, there will be no differences between male and female Annuitants in any jurisdiction where such differences are not permitted. The Company will also make available Contracts with no such differences in connection with certain employer-sponsored benefit plans. Employers should be aware that, under most such plans, Contracts that make distinctions based on gender are prohibited by law.

         The Owner may select a Benefit Option form or change a previous selection by written request, which must be received by the Company on or before the Retirement Date. If no Benefit Option form is chosen by the Owner, the Company automatically applies a Life Income Benefit Option (described below), with payments guaranteed for 10 years. If an Annuitant and Joint Annuitant have been designated under the Contract, payments will be made pursuant to a Joint and Full Survivor Income Benefit Option (described below) with payments guaranteed for 10 years, unless otherwise elected. Tax laws and regulations may impose further restrictions on Benefit Options.

         The following Benefit Options are available:

              Fixed Income. Payments of a fixed amount or payments for a fixed period of at least 5 years but not more than 30 years, are made as of the first day of each payment period starting with the Retirement Date. Payments will stop after all guaranteed payments are made.

              Life Income. Payments are made as of the first day of each payment period during the Annuitant's life, starting with the Retirement Date. No payments will be made after the Annuitant dies. It is possible for the payee to receive only one payment under this option if the Annuitant dies before the second payment is due.

              Life Income with Payments Guaranteed for a Period of 5 to 20 Years. Payments are made as of the first day of each payment period starting on the Retirement Date. Payments will continue as long as the Annuitant lives. If the Annuitant dies before all of the guaranteed payments have been made, the Company will continue installments of the guaranteed payments to the Beneficiary.

              Joint and Full Survivor Income with Payments Guaranteed for a Period of 10 Years. Payments are made as of the first day of each payment period starting with the Retirement Date. Payments will continue as long as either the Annuitant or the Joint Annuitant is alive. If the Annuitant and Joint Annuitant die before all of the guaranteed payments have been made, the Company will continue installments of the guaranteed payments to the Beneficiary.

              Joint and Two-Thirds Survivor Life Income. Payments are made as of the first day of each payment period starting with the Retirement Date. Payments will continue as long as either the Annuitant or the Joint Annuitant is alive. If either the Annuitant or the Joint Annuitant dies, payments will continue to the survivor at two-thirds the original amount. Payments will stop when both the Annuitant and Joint Annuitant have died. It is possible for the payee or payees under this option to receive only one payment if both Annuitants die before the second payment is due.

         Other Benefit Options may be made available with the Company's approval.

         In order to avoid tax penalties, distributions from any Contract that is not a non-qualified contract must begin no later than April 1st following the calendar year in which the Owner attains age 70 1/2. The minimum distribution requirement is a distribution in equal or substantially equal amounts over the Owner's life or over the joint lives of the Owner and Owner's designated beneficiary, or a period not extending beyond the Owner's life expectancy, or the joint life expectancy of the Owner and Owner's designated beneficiary. In addition, distribution payments must be made at least annually. Tax penalties may also apply at the Owner's death on certain excess accumulations. Owners should consider potential tax penalties with their tax advisors when electing a Benefit Option or taking other distributions from the Contract.

     3.  Death of Annuitant or Other Payee

         Under the Benefit Options offered by the Company, the amounts, if any, payable on the death of the Annuitant during the Benefit Option payment period are the continuation of payments for any remaining guarantee period or for the life of any Joint Annuitant. In all cases, the person entitled to receive payments also receives any rights and privileges under the Benefit Option.

         Additional rules applicable to such distributions under Non-Qualified Contracts are described under "Required Distributions for Non-Qualified Contracts." Though the rules there described do not apply to Contracts issued in connection with IRAs, SEPs or SAR/SEPs, similar rules apply to the plans, themselves.

CHARGES AND DEDUCTIONS

An Annual Fee, a mortality and expense risks charge and, in certain circumstances, a Transaction Fee and state premium taxes are deducted under the Contract. Also, in certain circumstances, a Surrender Charge may be deducted from certain cash withdrawals before the Retirement Date. The Company has also reserved the right to assess a daily Administrative Expense Charge.

There are also deductions from and expenses paid out of the assets of the Mutual Funds which are described in the Mutual Funds' prospectus.

A.   Annual Fee

     An Annual Fee equal to the lesser of $30 or 2% of the Owner's Accumulated Value is deducted on the day before each Contract Anniversary prior to the Retirement Date. (This charge will be lower to the extent legally required in some states.) The Annual Fee will be deducted from either the Fixed Account Value or the Owner's interest in a Separate Account Division, whichever has the greatest value on the date the fee is deducted. If the Contract is fully surrendered, the full amount of the Annual Fee will be deducted at the time of surrender. The Annual Fee currently does not apply to Contracts that have an Accumulated Value of at least $30,000 on the day before the Contract Anniversary. This charge is to help cover administrative costs such as those incurred in issuing Contracts, establishing and maintaining the records relating to Contracts, making regulatory filings and furnishing confirmation notices, voting materials and other communications, providing computer, actuarial and accounting services, and processing Contract transactions. The Company does not anticipate any profit from this charge.

B.   Mortality and Expense Risks Charge

     The Company will assess each Division of the Separate Account with a daily charge for mortality and expense risks at a nominal annual rate of 1.25% of the average daily net assets of the Separate Account (consisting of approximately .80% for mortality risk and approximately .45% for expense risk). This charge is assessed only prior to the Retirement Date. The Company guarantees not to increase this charge for the duration of the Contract. This charge is assessed daily when determining the value of an accumulation Unit.

     The mortality risk borne by the Company arises from its obligation to make Benefit Options payments (determined in accordance with the annuity tables and other provisions contained in the Contract) for the full life of all Annuitants regardless of how long all Annuitants or any individual Annuitant might live. This undertaking assures that neither an Annuitant's own longevity, nor an improvement in life expectancy generally, will have any adverse effect on the Benefit Option payments the Annuitant will receive under the Contract. This, therefore, relieves the Annuitant of the risk that he or she will outlive the funds accumulated for retirement. The Benefit Option tables contained in the Contract are based on the Annuity Mortality 1983 Table a. These tables are guaranteed for the life of the Contract.

     In addition, the Company bears a mortality risk in that it guarantees to pay a death benefit in a single sum (which may also be taken in the form of a Benefit Option) upon the death of an Annuitant or Owner prior to the Retirement Date. No Surrender Charge is imposed upon the payment of a death benefit, which places a further mortality risk on the Company.

     The expense risk assumed is that actual expenses incurred in connection with issuing and administering the Contracts will exceed the limits on administrative charges set in the Contracts.

     If the mortality and expense risk charge is insufficient to cover the costs assumed, the loss will be borne by the Company. Conversely, if the amount deducted proves more than sufficient, the excess will be profit to the Company. The Company expects a profit from the mortality and expense risks charge.

C.   Transaction Fee

     A Transaction Fee of $30 applies to each unscheduled partial surrender after the first such surrender made during a Contract Year. The Company reserves the right to apply the Transaction Fee to each unscheduled transfer from a Division after the twelfth such transfer in a Contract Year. The Transaction Fee will be deducted from the Fixed Account Value and/or the Owner's interest in a Separate Account Division from which the amount is surrendered or transferred, on a pro rata basis.

D.   Premium Taxes

     The Company has reserved the right to deduct amounts to cover any premium taxes that are imposed by states or other jurisdictions, when applicable. Any such deduction will be made from either a Purchase Payment when received by the Company, or the Accumulated Value when surrendered (in whole or part) or applied under a Benefit Option.

E.   Surrender Charge

     No sales charge is collected or deducted at the time Purchase Payments are applied under a Contract. A Surrender Charge will be assessed on certain total or partial surrenders. The amounts obtained from the Surrender Charge will be used to partially defray expenses incurred in the sale of the Contract, including commissions and other promotional or distribution expenses associated with the marketing of the Contract. If the Surrender Charge is insufficient to cover the actual cost of distribution, such costs will be paid from the Company's General Account assets, which will include profit, if any, derived from the mortality and expense risks charge.

     The Surrender Charge for any full or partial surrender is a percentage of the Purchase Payments withdrawn or surrendered which were received by us during the seven completed Contract Year period prior to the withdrawal or surrender. The applicable percentage which is applied to the sum of the Purchase Payments paid during each Contract Year, is determined in accordance with the following table.

                                        TABLE OF SURRENDER CHARGES

Number of Completed Contract Years      Surrender Charge Applied to all Purchase
  Since Purchase Payment was Paid        Payments Received in that Contract Year

                0-2                                   6%
                 3                                    5%
                 4                                    4%
                 5                                    3%
                 6                                    2%
            7 and later                               0%

     For this purpose, it is assumed that amounts are withdrawn in the following order: (1) From Purchase Payments received by the Company more than seven completed Contract Years prior to the withdrawal or surrender; (2) From the Free Surrender Privilege described below (from contract earnings first, if any, and then from Purchase Payments on a first-in, first-out basis); and
     (3) From Purchase Payments received by the Company within the seven completed Contract Year period prior to the withdrawal or surrender on a first-in first-out basis. There is no Surrender Charge, under these guidelines, on withdrawals of Purchase Payments made more than seven completed Contract Years prior to the withdrawal or surrender, nor are there Surrender Charges imposed on withdrawals of the Free Surrender Privilege.

     Waiver of the Surrender Charge. The Surrender Charge will not apply:

          1.   To any amount applied under a Benefit Option;


          2. To the payment of a Death Benefit, but the Surrender Charge will apply to Purchase Payments made by the participant's surviving spouse after the participant's date of death occurring on or after July 1, 1996;


          3. To any amount distributed to satisfy the minimum distribution requirement of Sec. 401(a)9 of the Internal Revenue Code;

          4. Where permitted by state law, to a withdrawal made after the first Anniversary as a result of the Owner's or Annuitant's Critical Need provided that:

               (a) the Owner or Annuitant to which the Critical Need applies is the original Owner or Annuitant;

               (b)  the Critical Need did not exist prior to the Contract  Date;
                    and

               (c) if the Critical Need is Confinement to a Health Care Facility, the confinement must continue for at least 60 consecutive days after Contract Date and the withdrawal must occur within 90 days after confinement ends. No additional Purchase Payments may be made to the Contract if the Company waives the Surrender Charge due to a Critical Need.

          5. To the Free Surrender Privilege which is an amount surrendered during a Contract Year in an amount not to exceed the greater of:

               (a) Earnings in the Contract (Earnings = Accumulated Value less unsurrendered Purchase Payments as of the surrender date); or

               (b) 10% of the Purchase Payments still subject to the Surrender Charge, decreased by any partial surrenders since the last Anniversary.

         6. To any amount transferred from the Contract to a Single Premium Immediate Annuity issued by the Company after the seventh Contract Year.


         7. To any amount transferred from a Contract used to fund an IRA to another annuity contract issued by the Company to fund an IRA of the participant's spouse when the distribution is made pursuant to a divorce decree.

         8.   Where prohibited by state law.


F.   Administrative Expense Charge

     The Company reserves the right to assess each Division of the Separate Account with a daily charge at a nominal annual rate of .15% of the average daily net assets of the Division. This charge would be imposed only prior to the Retirement Date. The daily Administrative Expense Charge would be assessed to help cover administrative expenses such as those described under "Annual Fee." The daily Administrative Expense Charge, like the Annual Fee, is designed to defray expenses actually incurred, without profit. Even if the Administrative Expense Charge was imposed, the total anticipated revenues from both charges are not expected to exceed the actual administrative costs incurred by the Company.

FIXED ACCOUNT

Owners may allocate Purchase Payments and transfer amounts from the Separate Account to the Fixed Account, in which case such amounts are held in the General Account of the Company. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 and the General Account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the Fixed Account nor any interests therein are subject to the provisions of these acts and, as a result, the staff of the Securities and Exchange Commission has not reviewed the disclosures in this Prospectus relating to the Fixed Account. Disclosures regarding the Fixed Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This Prospectus is generally intended to serve as a disclosure document only for the aspects of the Contract involving the Separate Account and contains only selected information regarding the Fixed Account. More information regarding the Fixed Account may be obtained from the Company's home office or from a sales representative.

General Description

The Company's obligations with respect to the Fixed Account are supported by the Company's General Account. Subject to applicable law, the Company has sole discretion over the investment of the assets in the General Account.

The Company guarantees that Purchase Payments allocated to the Fixed Account will accrue interest at a guaranteed interest rate. In no event will the guaranteed interest rate be less than 3% compounded annually. Each Purchase Payment or amount transferred to the Fixed Account earns interest at the guaranteed rate in effect on the date it is received or transferred. This rate applies to each Purchase Payment or amount transferred until the end of the Contract Year.

Each Anniversary the Company declares a renewal interest rate that is guaranteed and applies to the Fixed Account Value in existence at that time. This rate applies until the end of the Contract Year. Interest is earned daily and compounded annually at the end of each Contract Year. Once credited, such interest will be guaranteed and will become part of the Accumulated Value in the Fixed Account from which deductions for fees and charges may be made.

Charges under the Contract are the same as when the Separate Account is being used, except that the 1.25% per annum charged for mortality and expense risks and, if applicable, the .15% per annum charged for administrative expenses are not imposed on amounts of Accumulated Value in the Fixed Account.

Fixed Account Value

The Contract's Fixed Account Value on any Valuation Date is the sum of the Purchase Payments allocated to the Fixed Account, plus any transfers from the Separate Account, plus interest credited to the Fixed Account, less any surrenders, Surrender Charges, Annual Fees or Transaction Fees allocated to the Fixed Account or transfers to the Separate Account.

Fixed Account Transfers, Total and Partial Surrenders

     Amounts in the Fixed Account are generally subject to the same rights and limitations and will be subject to the same charges as are amounts allocated to the Divisions of the Separate Account with respect to total and partial surrenders. See "Total and Partial Surrenders."

Transfers out of the Fixed Account have special limitations. No transfers from the Fixed Account may be made after the Retirement Date. Prior to the Retirement Date, Owners may transfer part or all of the Accumulated Value from the Fixed Account to the Separate Account in one of two ways, a single transfer or pursuant to scheduled transfers, both of which are described below. An Owner may not make both a single transfer and scheduled transfers during the same Contract Year.

         Single Transfer. A single transfer in an amount not to exceed 25% of the Owner's Fixed Account Value as of the later of the Contract Date or the last Anniversary, may be made each Contract Year during the 30-day period following the Contract Date or Anniversary. A transfer request must be made by the owner within such 30-day period. An Owner may transfer up to the entire Fixed Account Value if the Owner's Fixed Account Value is less than $1,000 or the renewal interest rate declared for the Owner's Fixed Account Value is more than one percentage point lower than the average of the Owner's total Fixed Account Value earnings for the preceding Contract Year. The Company will notify the Owner if the renewal interest rate falls to that threshold. The minimum transfer amount is $100 (or, if less, the entire amount of the Fixed Account Value).

         Scheduled Transfers. During the 30-day period following the later of the Contract Date or any Anniversary, the Owner may elect to have automatic transfers completed on a monthly basis from the Fixed Account to any Division of the Separate Account. Scheduled transfers are available from the Fixed Account only if the Owner's Fixed Account Value equals or exceeds $5,000 at the time scheduled transfers are initiated. (The Company reserves the right to change that amount but it will never exceed $10,000.) An Owner may establish scheduled transfers by sending a written request to the Company at its home office or by telephone. Scheduled transfers will be completed on a monthly basis on the date (other than the 29th, 30th or 31st) specified by the Owner. If the requested date is not a Valuation Date, the transfer will be completed on the next valuation date following such specified date. Scheduled monthly transfers of an amount equal to 2% of the Owner's Fixed Account Value as of the later of the Contract Date or the Last Anniversary will continue until the Fixed Account Value is exhausted or until the Owner notifies the Company to discontinue the scheduled transfers. If the Owner discontinues the scheduled transfers, transfers may not begin again without the Company's prior approval.

GENERAL PROVISIONS

The Contract

The Contract, copies of any applications, amendments, riders, or endorsements attached to the Contract, the Contract current data page, and copies of any supplemental applications, amendments, endorsements, or revised Contract pages or Contract data pages which are mailed to the Owner are the entire Contract. Only the Company's corporate officers can agree to change or waive any provisions of a Contract. Any change or waiver must be in writing and signed by one of these representatives of the Company.

Postponement of Payments

Any partial surrender to be made from the Contract will be made within seven days after acceptable Notice for such payment is received by the Company, or such earlier date as required by law. However, such surrender may be deferred during any period when the right to redeem Mutual Fund shares is suspended as permitted under provisions of the Investment Company Act of 1940, as amended. The right to redeem shares may be suspended during any period when (a) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or such Exchange is closed for other than weekends and holidays; (b) an emergency exists, as determined by the Securities and Exchange Commission, as a result of which (i) disposal by the Mutual Fund of securities owned by it is not reasonably practicable or (ii) it is not reasonably practicable for the Mutual Fund to fairly determine the value of its net assets; or (c) the Commission by order so permits for the protection of security holders. If any deferment of a surrender is in effect and has not been cancelled by written notification to the Company within the period of deferment, the amount to be withdrawn shall be determined as of the first Valuation Date following expiration of the permitted deferment, and the surrender will be made within seven days thereafter.

The Company may also defer for up to 15 days the payment of any amount attributable to a Purchase Payment made by check to allow the check reasonable time to clear. The Company may also defer payment of surrender proceeds payable out of the Fixed Account for a period of up to 6 months.

Misstatement of Age or Sex and Other Errors

If the age or , where applicable, gender of the Annuitant has been misstated, any amount payable will be that which would have been purchased at the correct age and gender. If the Company has made any overpayments because of incorrect information about age or gender, or any error or miscalculation, it will deduct the overpayment from the next payment or payments due. Underpayments are added to the next payment.

Assignment

Ownership of a non-qualified contract may be assigned. The Company assumes no responsibility for the validity of any assignment. An assignment or pledge of a Contract may have adverse tax consequences.
See "Federal Tax Matters."

An assignment must be made in writing and filed with the Company at its home office. Owner, Annuitant and Beneficiary rights are subject to any assignment of record at the Company's home office. Any amount paid to an assignee will be treated as a partial surrender and will be paid in a single sum.

Change of Owner

The Owner may change ownership of the Contract at any time. A request to change ownership must be in writing and must be approved by the Company. After the Company approves of the change, the change is effective as of the date the written request for the change was signed by the Owner. The waiver of the Contingent Deferred Sales Charge for withdrawals made due to a Critical Need of the Owner, is not available if Ownership is changed. See "Surrender Charge."

Beneficiary

Before the Retirement Date and while the Annuitant is living, the Owner may name or change the Owner's or Annuitant's Beneficiary or a successor Beneficiary by sending a written request of the change to the Company. Under certain retirement programs, however, spousal consent may be required to name or change a Beneficiary, and the right to name a Beneficiary other than the spouse may be subject to applicable tax laws and regulations. The Company is not responsible for the validity of any change. A change will take effect as of the date it is signed but will not affect any payments made or action taken before the Company receives and approves the written request. The Company also needs the consent of any irrevocably named person before making a requested change.

If no Beneficiary designated as the Annuitant's Beneficiary is living at the time of the Annuitant's death, any benefits otherwise payable under the Contract to the Beneficiary will be paid to the Owner, if living, otherwise to the Annuitant's estate. If a Beneficiary dies while receiving payments under the Contract, and if no other Beneficiary is then living, any remaining benefits owed under the Contract will be paid to such Beneficiary's estate.

Reports

We will mail to the Owner at the last known address of record a statement of the Owner's current Accumulated Value at least once each year prior to the Retirement Date and any reports required by any applicable law or regulation. After the Retirement Date, any reports will be mailed to the person receiving Benefit Option payments, rather than to the Owner.

RIGHTS RESERVED BY THE COMPANY

The Company reserves the right to make certain changes if, in its judgement, they would best serve the interests of Owners and Annuitants or would be appropriate in carrying out the purpose of the Contract. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, the Company will obtain the Owner's approval of the changes and approval from any appropriate regulatory authority. Such approval may not be required in all cases, however. Examples of the changes the Company may make include:

              o To transfer any assets in any Division to another Division, or to the Fixed Account; or to add, combine or eliminate Divisions in the Separate Account.

              o To substitute, for the Mutual Fund shares held in any Division, the shares of another Mutual Fund, if shares of a Mutual Fund are no longer available for investment or if in the Company's judgement, investment in a Mutual Fund becomes inappropriate considering the purposes of the Separate Account.

DISTRIBUTION OF THE CONTRACT


The Contract, which is continuously offered, will be sold primarily by persons who are insurance agents of or brokers for the Company authorized by applicable law to sell life and other forms of personal insurance and variable annuities. In addition, these persons will usually be registered representatives of Princor Financial Services Corporation, The Principal Financial Group, Des Moines, Iowa 50392-0200, a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Princor Financial Services Corporation, the principal underwriter, is paid 6.5% of
Purchase Payments by Principal Mutual Life Insurance Company for the distribution of the Contract. The Contract may also be sold through other selected broker-dealers registered under the Securities Exchange Act of 1934 or firms that are exempt from such registration. Princor Financial Services Corporation is also the principal underwriter for various registered investment companies organized by the Company. Princor Financial Services Corporation is a wholly-owned subsidiary of Principal Holding Company. Principal Holding Company is a holding company and a wholly-owned subsidiary of the Company.


PERFORMANCE CALCULATION

The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its Divisions. The Contract was not offered prior to June 16, 1994. However, shares of Principal Mutual Funds in which Divisions of the Separate Account invest, were offered prior to that date. Thus, the Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its Divisions for this Contract had the Contract been issued on or after the date the Mutual Fund in which such Division invests was first offered. The yield and total return figures described below will vary depending upon market conditions, the composition of the underlying Mutual Funds' portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles. The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance. For further information on how the Separate Account calculates yield and total return figures, see the Statement of Additional Information.

From time to time the Separate Account advertises its Money Market Division's "yield" and "effective yield" for these Contracts. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Division refers to the income generated by an investment in the Division over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Division is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects a sales load deducted from Purchase Payments which, if included, would reduce the "yield" and "effective yield."

In addition, from time to time, the Separate Account will advertise the "yield" for certain other Divisions for the Contract. The "yield" of a Division is determined by annualizing the net investment income per unit for a specific, historical 30-day period and dividing the result by the ending maximum offering price of the unit for the same period. This yield quotation does not reflect a contingent deferred sales charge which, if included, would reduce the "yield."

 Also, from time to time, the Separate Account will advertise the average annual total return of its various Divisions. The average annual total return for any of the Divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable Contract value. In this calculation the ending value is reduced by a Surrender Charge that decreases from 6% to 0% over a period of 7 years. The Separate Account may also advertise total return figures of its Divisions for a specified period that do not take into account the Surrender Charge in order to illustrate the change in the Division's unit value over time. See "Charges and Deductions" and "Surrender Charge."

VOTING RIGHTS

The Company shall vote Mutual Fund shares held in Separate Account B at regular and special meetings of shareholders of each Mutual Fund, but will follow voting instructions received from Owners of the Contract whose Accumulated Value includes amounts invested in the corresponding Division of the Separate Account.

The number of Mutual Fund shares as to which an Owner has the voting interest will be determined by the Company as of a date which will not be more than ninety days prior to the meeting of the Mutual Fund, and voting instructions will be solicited by written communication at least ten days prior to the meeting. The number of Mutual Fund shares held in Separate Account B which are attributable to the Owner's interest in each Division is determined by dividing the value of the Owner's interest in that Division by the net asset value of one share of the underlying Mutual Fund. Mutual Fund shares for which Owners are entitled to give voting instructions, but for which none are received, and shares of the Fund owned by the Company will be voted in the same proportion as the aggregate shares for which voting instructions have been received.

Proxy material will be provided to each Owner together with an appropriate form which may used to give voting instructions to the Company.

If the Company determines pursuant to applicable law that Mutual Fund shares held in Separate Account B need not be voted pursuant to instructions received from Owners, then the Company may vote Mutual Fund shares held in Separate Account B in its own right.

FEDERAL TAX MATTERS

The following description is a general summary of the tax rules, primarily related to federal income taxes, which in the opinion of the Company are currently in effect. These rules are based on laws, regulations and interpretations which are subject to change at any time. This summary is not comprehensive and is not intended as tax advice. Federal estate and gift tax considerations, as well as state and local taxes, may also be material. Owners should consult a qualified tax adviser as to the tax implications of taking action under a Contract or related retirement plan.

Non-Qualified Contracts

Section 72 of the Internal Revenue Code ("Code") governs the taxation of annuities in general. Purchase Payments made under non-qualified contracts are not excludible or deductible from the gross income of the Owner or any other person. However, any increase in the Accumulated Value of a non-qualified contract resulting from the investment performance of the Separate Account or interest credit to the Fixed Account is generally not taxable to the Owner or other payee until received by him or her, as surrender proceeds, death benefit proceeds, or otherwise. The exception to this rule is that, generally, Owners who are not natural persons are immediately taxed on any increase in the Accumulated Value.
However, this exception does not apply in all cases.

The following discussion applies generally to Contracts owned by natural persons.

In general, surrenders or partial surrenders under Contracts are taxed as ordinary income to the extent of the accumulated income or gain under the Contract. If an Owner assigns or pledges any part of the value of a Contract, the value so pledged or assigned is taxed to the Owner as ordinary income to the same extent as a partial withdrawal.

With respect to Benefit Options payments, although the tax consequences may vary depending on the option elected under the Contract, until the investment in the Contract is recovered, generally only the portion of the payment that represents the amount by which the Accumulated Value exceeds the "investment in the contract" will be taxed. In general, an Annuitant's or other payee's "investment in the contract" is the aggregate amount of Purchase Payments made by him or her. After the "investment in the contract" is recovered, the full amount of any additional Benefit Option payments is taxable. Prior to recovery of the "investment in the contract," there is no tax on the amount of each payment which bears the same ratio to such payment that the "investment in the contract" bears to the total expected return under the Contract. The remainder of each Benefit Option payment is taxable. The taxable portion of a distribution is taxed as ordinary income.

For purposes of determining the amount of taxable income resulting from distributions, all Contracts and other annuity contracts issued by the Company or its affiliates to the same Owner within the same calendar year will be treated as if they were a single contract.

There is a 10% penalty under the Code on the taxable portion of a "premature distribution." Generally, an amount is a "premature distribution" unless the distribution is (1) made on or after the Owner reaches age 59 1/2, (2) made to a Beneficiary on or after death of the Owner, (3) made upon the disability of the Owner, or (4) part of a series of substantially equal periodic payments for the life or life expectancy of the Owner or the Owner and Beneficiary. Premature distributions may result, for example, from an early Retirement Date, any early surrender, partial surrender or assignment of a Contract or the death of an Annuitant who is not the Owner prior to the Owner attaining age 59 1/2.

A transfer of ownership of a Contract, or designation of an Annuitant or other payee who is not also the Owner, may result in a certain income or gift tax consequences to the Owner that are beyond the scope of this discussion. An Owner contemplating any transfer or assignment of a Contract should contact a competent tax advisor with respect to the potential tax effects of such transactions.

Required Distributions for Non-Qualified Contracts

In order for a non-qualified contract to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires (a) if the person receiving payments dies on or after the Retirement Date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that person's death; and (b) if any Owner dies prior to the Retirement Date, the entire interest in the Contract will be distributed (1) within five years after the date of that Owner's death or (2) as annuity payments which will begin within one year of that Owner's death and which will be made over the life of the Owner's designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary. However, if the Owner's designated Beneficiary is the surviving spouse of the Owner, the Contract may be continued with the surviving spouse deemed to be the new Owner for purposes of Section 72(s). Where the Owner or other person receiving payments is not a natural person, the required distributions provided for in Section 72(s) apply upon the death of the primary Annuitant.

Generally, unless the Beneficiary elects otherwise, the above requirements will be satisfied prior to the Retirement Date by paying the death benefit in a single sum, subject to proof of the Owner's death. The Beneficiary, however, may elect by written request to receive a Benefit Option instead of a lump sum payment. However, if the election is not made within 60 days of the date the single sum death benefit otherwise becomes payable, the IRS may disregard the election for tax purposes and tax the Beneficiary as if a single sum payment had been made.

IRA, SEP and SAR/SEP

The Contract may be used to fund IRAs, SEPs and SAR/SEPs. The tax rules applicable to Owners, Annuitants and other payees vary according to the type of plan and the terms and conditions of the plan itself. In general, Purchase
Payments made under a retirement program recognized under the Code by or on behalf of an individual are excludible from the individual's gross income for tax purposes prior to the Retirement Date. The portion, if any, of any Purchase Payment made by or on behalf of an individual under a Contract that is not excluded from the individuals' gross income for tax purposes constitutes the individual's "investment in the contract." Aggregate deferrals under all plans at the employee's option may be subject to limitations. The tax implications of these plans are further discussed in the Statement of Additional Information under the heading "Taxation Under Certain Retirement Plans."

Withholding

Benefit Option payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.

Notwithstanding the recipient's election, withholding may be required with respect to certain payments to be delivered outside the United States. Moreover, special "backup withholding" rules may require the Company to disregard the recipient's election if the recipient fails to supply the Company with a "TIN" or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies the Company that the TIN provided by the recipient is incorrect.

Mutual Fund Diversification

The United States Treasury Department has adopted regulations under Section 817(h) of the Code which establishes standards of diversification for the investment underlying the Contracts. Under this Code Section, Separate Account B investments must be adequately diversified in order for the increase in the value of non-qualified contracts to receive tax-deferred treatment. In order to be adequately diversified, the portfolio of each underlying Mutual Fund must, as of the end of each calendar quarter or within 30 days thereafter, have no more than 55% of its assets invested in any one investment, 70% in any two investments, 80% in any three investments and 90% in any four investments. Failure of a Fund to meet the diversification requirements could result in tax liability to non-qualified contractholders.

The investment opportunities of the Funds could conceivably be limited by adhering to the above diversification requirements. This would affect all Owners, including those Owners of contracts for whom diversification is not a requirement for tax-deferred treatment.

STATE REGULATION

The Company is subject to the laws of the State of Iowa governing insurance companies and to regulation by the Insurance Department of the State of Iowa. An annual statement in a prescribed form must be filed by March 1 in each year covering the operations of the Company for the preceding year and its financial condition on December 31st of such year. Its books and assets are subject to review or examination by the Commissioner of Insurance of the State of Iowa or his representatives at all times, and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. Iowa law and regulations also prescribe permissible investments, but this does not involve supervision of the investment management or policy of the Company.

In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. Generally, the insurance departments of these states and jurisdictions apply the laws of the state of domicile in determining the field of permissible investments.

LEGAL OPINIONS

Legal matters applicable to the issue and sale of the Contracts, including the right of the Company to issue Contracts under Iowa Insurance Law, have been passed upon by Gregg R. Narber, Senior Vice President and General Counsel.

LEGAL PROCEEDINGS

There are no legal proceedings pending to which Separate Account B is a party or which would materially affect Separate Account B.

REGISTRATION STATEMENT

This Prospectus omits some information contained in the Statement of Additional Information (or Part B of the Registration Statement) and Part C of the Registration Statement which the Company has filed with the Securities and Exchange Commission. The Statement of Additional Information is hereby incorporated by reference into this Prospectus. A copy of the Statement of Additional Information can be obtained upon request, free of charge, by writing or telephoning Princor Financial Services Corporation. You may obtain a copy of Part C of the Registration Statement filed with the Securities and Exchange Commission, Washington, D.C. from the Commission upon payment of the prescribed fees.

OTHER VARIABLE ANNUITY CONTRACTS

The Company currently offers other Variable Annuity Contracts that participate in Separate Account B. In the future, additional group or individual variable annuity contracts may be designated by the Company as participating in Separate Account B.

EXPERTS

The financial statements of Principal Mutual Life Insurance Company Separate Account B and Principal Mutual Life Insurance Company which are included in the Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, for the periods indicated in their reports thereon which appear in the Statement of Additional Information.

FINANCIAL STATEMENTS


The financial statements of the Company which are included in the Statement of Additional Information should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.


CONTRACTHOLDERS' INQUIRIES


Contractholders'   inquiries  should  be  directed  to:  Variable  Annuity,  The
Principal   Financial  Group,  P.O.  Box  9382,  Des  Moines,  Iowa  50306-9382,
1-800-852-4450.


TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

     The table of contents for the Statement of Additional Information is provided below.

                                TABLE OF CONTENTS
                                                                           Page

Independent Auditors   .................................................     3

Calculation of Yield and Total Return   ................................     3

Taxation Under Certain Retirement Plans.................................     4

Financial Statements
  Principal Mutual Life Insurance Company Separate Account B............     6
    Report of Independent Auditors .....................................    22
  Principal Mutual Life Insurance Company...............................    23
    Report of Independent Auditors .....................................    42


To obtain a copy of the Statement of Additional Information, free of charge, write or telephone:


                                Variable Annuity
                          The Principal Financial Group
                                  P.O. Box 9382
                           Des Moines, Iowa 50306-9382
                            Telephone: 1-800-852-4450


                                   APPENDIX A


he Company hereby offers to exchange the Contract described in this Prospectus ("PVA Contract") for certain outstanding Pension Builder Plus Variable Annuity Contracts ("Pension Builder Plus Contracts") issued in connection with Individual Retirement Annuity ("IRA") plans or programs, including SEPs and SAR-SEPs (but excluding employer-sponsored IRAs) adopted pursuant to Section 408 of the Internal Revenue Code or for such Pension Builder Plus Contracts the withdrawals from which may be transferred to the Contract described in this prospectus to fund an IRA. The Company reserves the right to terminate this exchange offer at any time. In considering whether to accept the exchange offer you should consult the Pension Builder Plus Contract Prospectus since the provisions and charges of the Pension Builder Plus Contract differ from those of the PVA Contract.


The Pension Builder Plus Contract may be exchanged at net asset value for the PVA Contract. To effect an exchange, the Company must receive from you (1) a completed application for the PVA Contract, (2) a written request and release for the exchange, and (3) the Pension Builder Plus Contract to be exchanged. The exchange will become effective as of the close of the Valuation Period in which all of these three items are received by the Company at its home office. A Participant's Investment Account Value of the Pension Builder Plus Contract will be determined as of the time the exchange becomes effective and will be transferred to the PVA Contract. No surrender charge otherwise applicable to the Pension Builder Plus Contract will apply to the surrender affecting the exchange. The PVA Contract's contingent deferred sales charge will be computed as if prior Purchase Payments for the Pension Builder Plus Contract have been made for the PVA Contract on the date of issue of the Pension Builder Plus Contract. The contingent deferred sales charge for additional Purchase Payments made under the PVA Contract after the transfer of the Accumulated Value from the Pension Builder Plus Contract will be computed based on the number of years that the additional Purchase Payments to which the withdrawal is attributed has been credited under the PVA Contract, as provided in this Prospectus.

Summary of Differences between Contracts

The Pension Builder Plus Contract and the PVA Contract differ substantially, as summarized below. There may be additional differences important to you and the prospectuses of both contracts should be reviewed carefully before making the exchange.

Contingent Deferred Sales Charge. The contingent deferred sales charge under the PVA Contract applies to all Purchase Payments received during any Contract Year. The contingent deferred sales charge for the Pension Builder Plus Contract is based upon the number of Contribution Years a Participant has been covered under the Contract (rather than on the year in which the Contribution was made). Thus, for certain Participants of the Pension Builder Plus Contracts, new Purchase Payments made after accepting the exchange offer would be subject to the contingent deferred sales charge under the PVA Contract, but new Purchase Payments made under the Pension Builder Plus Contract would not have been subject to such a charge, or would have been subject to a lesser charge had the offer been rejected.

The contingent deferred sales charge of the PVA Contract will be waived under all of the circumstances under which the contingent deferred sales charge to the Pension Builder Plus Contract would be waived and, in addition the PVA Contract's charge does not apply to:

     1.   any  amount   distributed   to  satisfy   the   minimum   distribution
          requirements of Section 401(a)9 of the Internal Revenue Code;

     2. where permitted by state law, to a withdrawal made after the first Anniversary as a result of the Owner's or Annuitant's Critical Need, as described in this Prospectus; and

     3.   to the Free Surrender Privilege as defined in this Prospectus.

Annual Fee versus Administration Charge. The PVA Contract is subject to an Annual Fee equal to the lesser of $30 or 2% of the Owner's Accumulated Value. The Annual Fee currently does not apply to Contracts that have an Accumulated Value of at least $30,000. In addition, the Company has reserved the right to assess each Division of the Separate Account with a daily administrative expense charge at an annual rate of .15% of the average daily net assets of the Division. This charge is not currently imposed. The Pension Builder Plus Contract is subject to annual Administration Charge equal to $25 plus an amount equal to .5% of the first $50,000 of the value of all Investment Accounts of the Participant under the Contract. Thus, the maximum annual Administration Charge under the Pension Builder Plus Variable Annuity Contract is $275.

Mortality and Expense Risks Charge. The annual mortality and expense risks charge of the PVA Contract is equal to 1.25% of the average daily net assets of the Separate Account. The mortality and expense risks charges applicable to the Pension Builder Plus Contract are 1.4965% (1.0001% for Roll-over Individual Retirement Annuities) of the average daily net assets.

Death Benefit. The benefit payable on death of the annuitant or owner of the PVA Contract is the greater of :

     1. the Accumulated Value on the date the Company receives Notice of death; or

     2. Total Purchase Payments less any partial surrenders and Surrender Charges as of the date the Company receives Notice of death; or

     3. the death benefit that was in effect on any prior anniversary that is divisible equally by 7, plus any Purchase Payments and less any partial surrenders made after that Anniversary.

The death benefit payable under the Pension Builder Plus Contract is equal to the market value of a Participant's Investment Account Values as of the date the Company receives proof of death. The PVA Contract's death benefit thus will be at least equal to, and perhaps greater than, that of the Pension Builder Plus Contract.

Right to Examine after Exchange

Persons who, under the terms of this exchange offer, exchange their Pension Builder Plus Contract for the PVA Contract and subsequently revoke the PVA Contract within the time permitted, as described in the section of this Prospectus captioned "Right to Examine the Contract," will have their Pension Builder Plus Contract automatically reinstated as of the date of revocation. The refunded amount will be applied as the new current Accumulated Value under the reinstated Contract, which may be more or less than it would have been had no exchange and reinstatement occurred. The refunded amount will be allocated initially among the Divisions of the reinstated Pension Builder Plus Contract in the same proportion that the value in each Division bore to the transferred Accumulated Value on the date of the exchange of the PVA Contract. For purposes of calculating any contingent deferred sales charge under the reinstated Pension Builder Plus Contract, the reinstated Contract will be deemed to have been issued and to have received past Purchase Payments as if there had been no exchange.

                                     PART B

           PRINCIPAL MUTUAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

                   FLEXIBLE VARIABLE ANNUITY ("FVA") CONTRACT





                       Statement of Additional Information


                              dated May 1, 1996


This Statement of Additional Information provides information about Principal Mutual Life Insurance Company Separate Account B Flexible Variable Annuity (the "Contract") in addition to the information that is contained in the Contract's Prospectus, dated May 1, 1996.


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or telephoning:




                                Variable Annuity
                          The Principal Financial Group
                                  P.O. Box 9382
                           Des Moines Iowa 50306-9382
                            Telephone: 1-800-852-4450



RF 581 B-3

                                TABLE OF CONTENTS


Independent Auditors ...................................................     3

Calculation of Yield and Total Return...................................     3

Taxation Under Certain Retirement Plans.................................     4

Financial Statements
  Principal Mutual Life Insurance Company Separate Account B............     6
    Report of Independent Auditors .....................................    22
  Principal Mutual Life Insurance Company...............................    23
    Report of Independent Auditors .....................................    42

INDEPENDENT AUDITORS

Ernst & Young LLP, Des Moines, Iowa, serve as independent auditors for Principal Mutual Life Insurance Company Separate Account B and Principal Mutual Life Insurance Company and perform audit and accounting services for Separate Account B and the Company.

CALCULATION OF YIELD AND TOTAL RETURN

The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its Divisions. The Contract was not offered prior to June 16, 1994. However, shares of some of the Principal Mutual Funds in which Divisions of the Separate Account invest, were offered prior to that date. Thus, the Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its Divisions for this Contract had the contract been issued on or after the date the Mutual Fund in which such Division invests was first offered. The yield and total return figures described below will vary depending upon market conditions, the composition of the underlying Mutual Funds' portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles. The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance.

From time to time the Account advertises its Money Market Division's "yield" and "effective yield" for these Contracts. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Division refers to the income generated by an investment under the contract in the Division over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects a sales load deducted from purchase payments which, if included, would reduce the "yield" and "effective yield."

In addition, from time to time, the Separate Account will advertise the "yield" for certain other Divisions for the Contract. The "yield" of a Division is determined by annualizing the net investment income per unit for a specific, historical 30-day period and dividing the result by the ending maximum offering price of the unit for the same period. This yield quotation does not reflect a contingent deferred sales charge which, if included, would reduce the "yield."

Also, from time to time, the Separate Account will advertise the average annual total return of its various Divisions. The average annual total return for any of the Divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable contract value. In this calculation the ending value is reduced by a contingent deferred sales charge that decreases from 6% to 0% over a period of 7 years. The Separate Account may also advertise total return figures for its Divisions for a specified period that does not take into account the sales charge in order to illustrate the change in the Division's unit value over time. See "Charges and Deductions" in the Prospectus for a discussion of contingent deferred sales charges.

Following are the hypothetical average annual total returns for the period ending December 31, 1995 assuming the contract had been offered as of the effective dates of the underlying mutual funds in which the Divisions invest:

                                                With Contingent Deferred                         Without Contingent
                                                        Sales Charge                            Deferred Sales Charge
           Division                     One Year       Five Year       Ten Year       One Year       Five Year       Ten Year
------------------------------          --------       ---------       --------       --------       ---------       --------




Aggressive Growth Division                36.41      23.13(1)           23.13           42.41         26.46(1)          26.46
Asset Allocation Division                 13.17       7.93(1)            7.93           19.17         11.51(1)          11.51
Balanced Division                         17.04      13.57              10.66(2)        23.04         14.05             10.66(2)
Bond Division                             14.66       9.15               9.11(2)        20.66          9.71              9.11(2)
Capital Accumulation Division             24.28      14.86              11.00           30.28         15.32             11.00
Emerging Growth Division                  21.41      20.41              15.86(2)        27.41         20.79             15.86(2)
Government Securities Division            11.60       7.40               7.90(2)        17.60          8.00              7.90(3)
Growth Division                           18.06      13.62(4)           13.62           24.06         16.90(4)          16.90
Money Market Division                     -1.40       2.32               4.52            4.26          3.04              4.52
World Division                             6.75      1.25(4)             1.25           12.75          4.71(4)           4.71

(1)   Period from June 1, 1994 through December 31, 1995.
(2)  Period from December 18, 1987 through December 31, 1995.
(3)  Period from April 9, 1987 through December 31, 1995.
(4)  Period from May 2, 1994 through December 31, 1995.

TAXATION UNDER CERTAIN RETIREMENT PLANS

INDIVIDUAL RETIREMENT ANNUITIES

Purchase Payments. Individuals may make contributions for individual retirement annuity ("IRA") Contracts. Deductible contributions for any year may be made up to the lesser of $2,000 or 100% of compensation for individuals who (1) are not (and whose spouses are not) active participants in another retirement plan, (2) are unmarried and have adjusted gross income of $25,000 or less, or (3) are married and have adjusted gross income of $40,000 or less. Such individuals may establish an IRA for a spouse who makes no contribution to an IRA for the tax year. The annual purchase payments for both spouses' Contracts cannot exceed the lesser of $2,250 or 100% of the working spouse's earned income, and no more than $2,000 may be contributed to either spouse's IRA for any year. Individuals who are active participants in other retirement plans and whose adjusted gross income (with certain special adjustments) exceeds the cut-off point ($25,000 for unmarried, $40,000 for married persons filing jointly, and $0 for married persons filing a separate return) by less than $10,000 are entitled to make deductible IRA contributions in proportionately reduced amounts. For example, a married individual who is an active participant in another retirement plan and files a separate tax return is entitled to a partial IRA deduction if the individual's adjusted gross income is less than $10,000, and no IRA deduction if his or her adjusted gross income is equal to or greater than $10,000.

An individual may make non-deductible IRA contributions to the extent of the excess of (1) the lesser of $2,000 ($2,250 in the case of a spousal IRA) or 100% of compensation over (2) the IRA deductible contributions made with respect to the individual.

An individual may not make any contribution to his/her own IRA for the year in which he/she reaches age 70 1/2 or for any year thereafter.

Taxation of Distributions. Distributions from IRA Contracts are taxed as ordinary income to the recipient, although special rules exist for the tax-free return of non-deductible contributions. In addition, taxable distributions received under an IRA Contract prior to age 59 1/2 are subject to a 10% penalty tax in addition to regular income tax. Certain distributions are exempted from this penalty tax, including distributions following the owner's death or disability if the distribution is paid as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of Owner and the Owner's designated Beneficiary.

Required Distributions. Generally, distributions from IRA Contracts must commence not later than April 1 of the calendar year following the calendar year in which the employee attains age 70 1/2, and such distributions must be made over a period that does not exceed the life expectancy of the employee (or the employee and Beneficiary). A penalty tax of 50% would be imposed on any amount by which the minimum required distribution in any year exceeded the amount actually distributed in that year. In addition, in the event that the employee dies before his or her entire interest in the Contract has been distributed, the employee's entire interest must be distributed in accordance with rules similar to those applicable upon the death of the Contract Owner in the case of a non-qualified contract, as described in the Prospectus.

Tax-Free Rollovers. The Code permits the taxable portion of funds to be transferred in a tax-free rollover from a qualified employer pension, profit-sharing, annuity, bond purchase or tax-deferred annuity plan to an IRA Contract if certain conditions are met, and if the rollover of assets is completed within 60 days after the distribution from the qualified plan is received. A direct rollover of funds may avoid a 20% federal tax withholding generally applicable to qualified plans or tax-deferred annuity plan distributions. In addition, not more frequently than once every twelve months, amounts may be rolled over tax-free from one IRA to another, subject to the 60-day limitation and other requirements. The once-per-year limitation on rollovers does not apply to direct transfers of funds between IRA custodians or trustees.

SIMPLIFIED EMPLOYEE PENSION PLANS AND SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION PLANS

Purchase Payments. Under Section 408(k) of the Code, employers may establish a type of IRA plan referred to as a simplified employee pension plan (SEP). Employer contributions to a SEP cannot exceed the lesser of $22,500 or 15% or the employee's earned income. Employees of certain small employers may have contributions made to the salary reduction simplified employee pension plan ("SAR/SEP") on their behalf on a salary reduction basis. These salary reduction contributions may not exceed $9,500 in 1996, which is indexed for inflation. Employees of tax-exempt organizations and state and local government agencies are not eligible for SAR/SEPs.

Taxation of Distributions. Generally, distribution payments from SEPs and SAR/SEPs are subject to the same distribution rules described above for IRAs.

Required Distributions. SEP and SAR/SEP distributions are subject to the same minimum required distribution rules described above for IRAs.

Tax-Free Rollovers. Generally, rollovers and direct transfers may be made to and from SEPs and SAR/SEPs in the same manner as described above for IRAs, subject to the same conditions and limitations.

                         Principal Mutual Life Insurance
                           Company Separate Account B

                             Statement of Net Assets

                                December 31, 1995




Assets
Investments (Note 1):
   Aggressive Growth Division:
     Principal Aggressive Growth Fund, Inc. - 1,483,620 shares at net asset value of
       $12.94 per share (cost - $18,325,213)                                                $  19,198,047
   Asset Allocation Division:
     Principal Asset Allocation Fund, Inc. - 975,797 shares at net asset value of
       $11.11 per share (cost - $10,437,689)                                                   10,841,100
   Balanced Division:
     Principal Balanced Fund, Inc. - 1,522,049 shares at net asset value
       of $13.97 per share (cost - $20,112,401)                                                21,263,022
   Bond Division:
     Principal Bond Fund, Inc. - 1,588,119 shares at net asset value of $11.73 per
       share (cost - $18,122,886)                                                              18,628,633
   Capital Accumulation Division:
     Principal Capital Accumulation Fund, Inc. - 3,728,696 shares at net asset value
       of $27.80 per share (cost - $92,908,561)                                               103,657,763
   Emerging Growth Division:
     Principal Emerging Growth Fund, Inc. - 1,665,414 shares at net
       asset value of $25.33 per share (cost - $37,189,023)                                    42,184,948
   Government Securities Division:
     Principal Government Securities Fund, Inc. - 4,307,388 shares at
       net asset value of $10.55 per share (cost - $44,523,062)                                45,442,936
   Growth Division:
     Principal Growth Fund, Inc. - 3,049,334 shares at net asset value of $12.43 per
       share (cost - $33,989,529)                                                              37,903,233
   Money Market Division:
     Principal Money Market Fund, Inc. - 22,309,488 shares at net asset value (cost)
       of $1.00 per share                                                                      22,309,488
   World Division:
     Principal World Fund, Inc. - 2,349,081 shares at net asset value of $10.72 per
       share (cost - $23,424,723)                                                              25,182,149
                                                                                        ===================
Net assets                                                                                   $346,611,319
                                                                                        ===================

                         Principal Mutual Life Insurance
                           Company Separate Account B

                       Statement of Net Assets (continued)




                                                                                Unit
                                                                 Units         Value
                                                            ----------------------------
                                                            ----------------------------
Net assets are represented by:
   Aggressive Growth Division:
     Contracts in accumulation period - The Principal
       Variable Annuity                                          1,323,663     $14.50       $  19,198,047

   Asset Allocation Division:
     Contracts in accumulation period - The Principal
       Variable Annuity                                            911,657      11.89          10,841,100

   Balanced Division:
     Contracts in accumulation period:
       Personal Variable                                           327,372       1.21             395,555
       Premier Variable                                          3,316,975       1.21           4,018,252
       The Principal Variable Annuity                            1,373,157      12.27          16,849,215
                                                                                        -------------------
                                                                                        -------------------
                                                                                               21,263,022
   Bond Division:
     Contracts in accumulation period:
       Personal Variable                                           101,036       1.23             124,183
       Premier Variable                                          1,207,749       1.23           1,488,447
       The Principal Variable Annuity                            1,401,301      12.14          17,016,003
                                                                                        -------------------
                                                                                        -------------------
                                                                                               18,628,633
   Capital Accumulation Division:
     Currently payable annuity contracts:
       Bankers Flexible Annuity                                     10,014      17.70             177,260
       Pension Builder Plus - Rollover IRA                          67,563       3.72             251,017
     Contracts in accumulation period:
       Bankers Flexible Annuity                                    324,861      17.70           5,751,347
       Pension Builder Plus                                      9,967,305       3.41          33,981,462
       Pension Builder Plus - Rollover IRA                       2,115,464       3.72           7,859,055
       Personal Variable                                         2,336,347       1.50           3,500,687
       Premier Variable                                         14,824,208       1.51          22,380,360
       The Principal Variable Annuity                            2,231,777      13.33          29,756,575
                                                                                        -------------------
                                                                                        -------------------
                                                                                              103,657,763
   Emerging Growth Division:
     Contracts in accumulation period:
       Personal Variable                                           287,939       1.27             365,808
       Premier Variable                                          1,895,863       1.27           2,415,033
       The Principal Variable Annuity                            3,059,324      12.88          39,404,107
                                                                                        -------------------
                                                                                        -------------------
                                                                                               42,184,948

                         Principal Mutual Life Insurance
                           Company Separate Account B

                       Statement of Net Assets (continued)




                                                                                Unit
                                                                 Units         Value
                                                            ----------------------------
Net assets are represented by (continued):
   Government Securities Division:
     Contracts in accumulation period:
       Pension Builder Plus                                      3,738,233    $  1.84      $    6,882,964
       Pension Builder Plus - Rollover IRA                       1,771,981       1.92           3,407,555
       Personal Variable                                         1,889,788       1.26           2,371,868
       Premier Variable                                          7,159,023       1.26           9,053,348
       The Principal Variable Annuity                            2,023,123      11.73          23,727,201
                                                                                        -------------------
                                                                                        -------------------
                                                                                               45,442,936
   Growth Division:
     Contracts in accumulation period:
       Personal Variable                                           277,708       1.25             346,944
       Premier Variable                                          2,859,893       1.25           3,582,532
       The Principal Variable Annuity                            2,619,339      12.97          33,973,757
                                                                                        -------------------
                                                                                        -------------------
                                                                                               37,903,233
   Money Market Division:
     Contracts in accumulation period:
       Pension Builder Plus                                      1,327,197       1.76           2,339,446
       Pension Builder Plus - Rollover IRA                         439,501       1.82             797,914
       Personal Variable                                         1,143,063       1.12           1,278,235
       Premier Variable                                          2,958,777       1.13           3,335,350
       The Principal Variable Annuity                            1,370,204      10.63          14,558,543
                                                                                        -------------------
                                                                                        -------------------
                                                                                               22,309,488
   World Division:
     Contracts in accumulation period:
       Personal Variable                                           159,698       1.09             173,584
       Premier Variable                                          1,672,346       1.09           1,822,554
       The Principal Variable Annuity                            2,145,969      10.80          23,186,011
                                                                                        -------------------
                                                                                        -------------------
                                                                                               25,182,149
                                                                                        ===================
Net assets                                                                                   $346,611,319
                                                                                        ===================



See accompanying notes.

                         Principal Mutual Life Insurance
                           Company Separate Account B

                             Statement of Operations

                          Year ended December 31, 1995




                                                                 Aggressive        Asset
                                                                   Growth       Allocation       Balanced
                                                   Combined       Division       Division        Division
                                                --------------------------------------------------------------
                                                --------------------------------------------------------------
Investment income
Income:
   Dividends (Note 1)                            $  8,765,352   $   169,797    $   363,337     $   636,546
   Capital gains distributions                     11,188,947     1,879,337        270,245         392,158
                                                --------------------------------------------------------------
                                                --------------------------------------------------------------
                                                   19,954,299     2,049,134        633,582       1,028,704

Expenses (Note 2):
   Mortality and expense risks                      2,690,588       125,688         80,633         122,571
   Administration charges                             345,587         7,043          1,214           1,975
   Contingent sales charges                           227,015         4,176          2,173           4,526
                                                --------------------------------------------------------------
                                                --------------------------------------------------------------
                                                    3,263,190       136,907         84,020         129,072
                                                --------------------------------------------------------------
                                                --------------------------------------------------------------
Net investment income                              16,691,109     1,912,227        549,562         899,632

Realized and unrealized gains (losses) on
   investments (Note 4)
Net realized gains (losses) on investments          2,865,382       448,426         74,402         103,410
Change in net unrealized appreciation/
   depreciation of investments                     31,314,846       912,921        490,584       1,347,509
                                                --------------------------------------------------------------
                                                ==============================================================
Net increase in net assets resulting from
   operations                                     $50,871,337    $3,273,574     $1,114,548      $2,350,551
                                                ==============================================================



See accompanying notes.


                   Capital       Emerging      Government                    Money Market
 Bond Division   Accumulation      Growth       Securities   Growth Division    Division    World Division
                   Division       Division       Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------


$   918,871      $  2,051,110   $   353,883     $2,482,944    $   495,175       $879,065      $   414,624
          -         8,040,992       330,442              -        257,829              -           17,944
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    918,871        10,092,102       684,325      2,482,944        753,004        879,065          432,568


    103,748           950,830       306,214        357,325        258,835        171,164          213,580
      1,284           223,785        13,050         64,967          4,604         25,185            2,480
      7,310           114,476        10,588         38,738         10,167         26,112            8,749
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    112,342         1,289,091       329,852        461,030        273,606        222,461          224,809
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    806,529         8,803,011       354,473      2,021,914        479,398        656,604          207,759



     50,961         1,908,275       241,047       (303,527)       254,149              -           88,239

    679,932        12,768,964     5,294,039      3,801,338      3,955,502              -        2,064,057
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

 $1,537,422       $23,480,250    $5,889,559     $5,519,725     $4,689,049       $656,604       $2,360,055
===========================================================================================================



                         Principal Mutual Life Insurance
                           Company Separate Account B

                       Statements of Changes in Net Assets

                     Years ended December 31, 1995 and 1994




                                                                    Aggressive        Asset
                                                                      Growth       Allocation        Balanced
                                                     Combined        Division       Division         Division
                                                  ----------------------------------------------------------------

Net assets at January 1, 1994                        $137,066,766 $              $               $              -
                                                                             -              -

Increase (decrease) in net assets
Operations:
   Net investment income                                6,189,070       28,335         66,422         151,699
   Net realized gains (losses) on investments             145,940          316            (74)           (635)
   Change in net unrealized appreciation/
     depreciation of investments                       (9,269,736)     (40,087)       (87,173)       (196,888)
                                                  ----------------------------------------------------------------
                                                  ----------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                     (2,934,726)     (11,436)       (20,825)        (45,824)
Changes from principal transactions:
   Purchase payments, less sales charges, per
     payment fees and applicable premium taxes        162,307,213    3,729,494      3,048,277       3,914,946
   Contract terminations                              (40,138,840)      (3,855)          (100)              -
   Death benefit payments                                 (45,257)      (4,629)             -               -
   Flexible withdrawal option payments                    (98,120)      (1,190)        (1,931)         (4,660)
   Transfer payments to other contracts               (78,225,382)     (23,882)             -         (44,750)
   Annuity payments                                       (45,771)           -              -               -
   Mortality guarantee transfer                            (1,830)           -              -               -
                                                  ----------------------------------------------------------------
                                                  ----------------------------------------------------------------
Increase (decrease) in net assets from principal
   transactions                                        43,752,013    3,695,938      3,046,246       3,865,536
                                                  ----------------------------------------------------------------
                                                  ----------------------------------------------------------------
Total increase (decrease)                              40,817,287    3,684,502      3,025,421       3,819,712
                                                  ----------------------------------------------------------------
Net assets at December 31, 1994                       177,884,053    3,684,502      3,025,421       3,819,712




                   Capital        Emerging      Government                    Money Market
 Bond Division   Accumulation      Growth       Securities   Growth Division    Division    World Division
                   Division       Division       Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

$                $96,467,365   $               $29,762,953   $                  $10,836,448 $
          -                              -                              -                             -



    194,093        3,292,499       322,224       1,751,663         51,605         277,374         53,156
        267          671,701        (1,080)       (527,977)         5,584               -         (2,162)

   (174,185)      (4,877,919)     (298,114)     (3,246,941)       (41,798)              -       (306,631)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

     20,175         (913,719)       23,030      (2,023,255)        15,391         277,374       (255,637)


  3,076,098       29,730,601    10,224,130      19,469,052      8,448,347      71,213,235      9,453,033
          -      (26,290,355)       (5,153)    (10,515,456)        (5,272)     (3,308,423)       (10,226)
          -          (11,029)      (14,169)         (3,039)        (4,690)              -         (7,701)
     (2,423)          (3,620)      (26,751)         (7,540)       (23,355)              -        (26,650)
    (37,501)      (9,201,231)     (235,391)     (6,409,017)      (329,097)    (61,909,148)       (35,365)
          -          (45,771)            -               -              -               -              -
          -           (1,830)            -               -              -               -              -
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

  3,036,174       (5,823,235)    9,942,666       2,534,000      8,085,933       5,995,664      9,373,091
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
  3,056,349       (6,736,954)    9,965,696         510,745      8,101,324       6,273,038      9,117,454
-----------------------------------------------------------------------------------------------------------
  3,056,349       89,730,411     9,965,696      30,273,698      8,101,324      17,109,486      9,117,454


                         Principal Mutual Life Insurance
                           Company Separate Account B

                 Statements of Changes in Net Assets (continued)





                                                                    Aggressive        Asset
                                                                      Growth       Allocation        Balanced
                                                     Combined        Division       Division         Division
                                                  ----------------------------------------------------------------

Net assets at January 1, 1995                        $177,884,053  $  3,684,502   $  3,025,421    $  3,819,712

Increase (decrease) in net assets
Operations:
   Net investment income                               16,691,109     1,912,227        549,562         899,632
   Net realized gains (losses) on investments           2,865,382       448,426         74,402         103,410
   Change in net unrealized appreciation/
     depreciation of investments                       31,314,846       912,921        490,584       1,347,509
                                                  ----------------------------------------------------------------
                                                  ----------------------------------------------------------------
Net increase in net assets resulting from
   operations                                          50,871,337     3,273,574      1,114,548       2,350,551
Changes from principal transactions:
   Purchase payments, less sales charges, per
     payment fees and applicable premium taxes        283,284,033    14,908,019      7,493,760      17,579,517
   Contract terminations                              (51,871,322)     (147,494)       (76,769)       (243,855)
   Death benefit payments                                (616,609)     (111,616)       (30,363)        (22,485)
   Flexible withdrawal option payments                   (591,573)      (23,563)       (12,654)        (56,396)
   Transfer payments to other contracts              (112,300,367)   (2,385,375)      (672,843)     (2,164,022)
   Annuity payments                                       (48,233)            -              -               -
                                                  ----------------------------------------------------------------
                                                  ----------------------------------------------------------------
Increase (decrease) in net assets from principal
   transactions                                       117,855,929    12,239,971      6,701,131      15,092,759
                                                  ----------------------------------------------------------------
                                                  ----------------------------------------------------------------
Total increase                                        168,727,266    15,513,545      7,815,679      17,443,310
                                                  ----------------------------------------------------------------
                                                  ================================================================
Net assets at December 31, 1995                      $346,611,319   $19,198,047    $10,841,100     $21,263,022
                                                  ================================================================



See accompanying notes.


                    Capital       Emerging      Government                    Money Market
 Bond Division    Accumulation     Growth       Securities        Growth        Division    World Division
                    Division      Division       Division        Division
-----------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

  $  3,056,349    $  89,730,411   $  9,965,696    $30,273,698    $  8,101,324    $17,109,486 $  9,117,454



       806,529        8,803,011        354,473      2,021,914         479,398        656,604       207,759
        50,961        1,908,275        241,047       (303,527)        254,149              -        88,239

       679,932       12,768,964      5,294,039      3,801,338       3,955,502              -     2,064,057
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

     1,537,422       23,480,250      5,889,559      5,519,725       4,689,049        656,604     2,360,055


    15,702,412       37,285,598     28,874,128     24,062,104      29,628,926     92,190,303    15,559,266
      (274,508)     (34,074,636)      (420,250)    (9,547,633)       (428,438)    (6,320,639)     (337,100)
       (44,089)         (80,185)       (14,885)      (129,425)        (44,665)       (97,824)      (41,072)
       (73,005)         (87,530)       (52,968)       (96,784)        (50,522)       (85,680)      (52,471)
    (1,275,948)     (12,547,912)    (2,056,332)    (4,638,749)     (3,992,441)   (81,142,762)   (1,423,983)
             -          (48,233)             -              -               -              -             -
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

    14,034,862       (9,552,898)    26,329,693      9,649,513      25,112,860      4,543,398    13,704,640
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
    15,572,284       13,927,352     32,219,252     15,169,238      29,801,909      5,200,002    16,064,695
-------------------------------------------------------------------------------------------------------------
=============================================================================================================
   $18,628,633     $103,657,763    $42,184,948    $45,442,936     $37,903,233    $22,309,488   $25,182,149
=============================================================================================================


                         Principal Mutual Life Insurance
                           Company Separate Account B

                          Notes to Financial Statements

                                December 31, 1995


1.  Investment and Accounting Policies

Principal Mutual Life Insurance Company Separate Account B is a segregated investment account of Principal Mutual Life Insurance Company (Principal Mutual) and is registered under the Investment Company Act of 1940 as a unit investment trust, with no stated limitations on the number of authorized units. As directed by eligible contractholders, Separate Account B invests solely in shares of Principal Aggressive Growth Fund, Inc., Principal Asset Allocation Fund, Inc., Principal Balanced Fund, Inc., Principal Bond Fund, Inc., Principal Capital Accumulation Fund, Inc., Principal Emerging Growth Fund, Inc., Principal Government Securities Fund, Inc., Principal Growth Fund, Inc., Principal Money Market Fund, Inc., and Principal World Fund, Inc., diversified open-end management investment companies organized by Principal Mutual. Investments are stated at the closing net asset values per share on December 31, 1995.

The average cost method is used to determine realized gains and losses on investments. Dividends are taken into income on an accrual basis as of the ex-dividend date.

Principal Mutual no longer accepts contributions for Bankers Flexible Annuity contracts. Beginning in early 1996, it is anticipated that contributions will also no longer be accepted for Pension Builder Plus contracts, with transfer and withdrawal options of affected contractholders to be communicated at that time.


2.  Expenses

Principal Mutual is compensated for the following expenses:

Bankers Flexible Annuity Contracts - Mortality and expense risks assumed by Principal Mutual are compensated for by a charge equivalent to an annual rate of 0.48% of the asset value of each contract. An annual administration charge of $7 for each participant's account is deducted as compensation for administrative expenses. The mortality and expense risk and annual administration charges amounted to $26,286 and $1,187, respectively, during the year ended December 31, 1995. A sales charge of up to 7% was deducted from each contribution made on behalf of each participant. The sales charge was deducted from the contributions by Principal Mutual prior to their transfer to Separate Account B.

Pension Builder Plus Contracts - Mortality and expense risks assumed by Principal Mutual are compensated for by a charge equivalent to an annual rate of 1.4965% (1.0001% for a Rollover Individual Retirement Annuity) of the asset value of each contract. A contingent sales charge of up to 7% may be deducted from withdrawals made during the first 10 years of a contract, except for death or permanent disability. An annual administration charge will be deducted ranging from a minimum of $25 to a maximum of $275 depending upon a participant's investment account values and the

                         Principal Mutual Life Insurance
                           Company Separate Account B

                    Notes to Financial Statements (continued)


2.  Expenses (continued)

number of participants under the retirement plan and their participant investment account value. The charges for mortality and expense risks, contingent sales, and annual administration amounted to $836,135, $131,273, and $285,909, respectively, during the year ended December 31, 1995.

Personal Variable Contracts - Mortality and expense risks assumed by Principal Mutual are compensated for by a charge equivalent to an annual rate of 0.55% of the asset value of each contract. A contingent sales charge of up to 5% may be deducted from withdrawals from an investment account which correlates to a plan participant made during the first seven years from the date the first contribution which relates to such participant is accepted by Principal Mutual. This charge does not apply to withdrawals made from investment accounts which correlate to a plan participant as a result of the plan participant's death or permanent disability. An annual administration charge of $31 (1994 - $28) for each participant's account plus 0.35% of the annual average balance of investment account values which correlate to a plan participant will be deducted on a quarterly basis. The charges for mortality and expense risks, contingent sales and annual administration amounted to $29,903, $16,882, and $17,673, respectively, during the year ended December 31, 1995.

Premier Variable Contracts - Mortality and expense risks assumed by Principal Mutual are compensated for by a charge equivalent to an annual rate of 0.33% of the asset value of each contract. An annual administration charge of $300 for each contract account plus .35% of the annual average balance of investment account values under the contract will be billed or deducted on a quarterly basis. The charges for mortality expense risks and annual administration amounted to $117,935 and $1,813, respectively, during the year ended December 31, 1995. There were no contingent sales charges provided for in these contracts.

The Principal Variable Annuity (initially available in 1994) - Mortality and expense risks assumed by Principal Mutual are compensated for by a charge equivalent to an annual rate of 1.25% of the asset value of each contract. A contingent sales charge of up to 6% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility, or terminal illness. An annual administration charge of the lessor of two percent of the accumulated value or $30 is deducted at the end of the contract year. Principal Mutual reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each Division. This fee is currently being waived. The mortality expense risks, contingent sales, and annual administration amounted to $1,680,329, $78,860, and $39,005, respectively, during the year ended December 31, 1995.


3.  Federal Income Taxes

Operations  of  Separate  Account B are a part of the  operations  of  Principal
Mutual. Under current practice, no federal income taxes are allocated by Principal Mutual to the operations of Principal Mutual Life Insurance Company Separate Account B.

                         Principal Mutual Life Insurance
                           Company Separate Account B

                    Notes to Financial Statements (continued)




4.  Purchases and Sales of Investment Securities

The aggregate units and cost of purchases and proceeds from sales of investments were as follows:

                                                                Year ended December 31, 1995
                                            ----------------------------------------------------------------------
                                                 Units            Amount            Units            Amount
                                               Purchased         Purchased        Redeemed          Redeemed
                                            ----------------------------------------------------------------------
                                            ----------------------------------------------------------------------
   Aggressive Growth Division:
     The Principal Variable Annuity              1,162,971         $16,957,154        201,095       $  2,804,956

   Asset Allocation Division:
     The Principal Variable Annuity                678,626           8,127,343         70,172            876,650

   Balanced Division:
     Personal Variable                             334,553             385,447         11,639             14,109
     Premier Variable                            4,677,390           5,246,438      1,485,326          1,592,984
     The Principal Variable Annuity              1,080,849          12,976,336         78,060          1,008,737
                                            ----------------------------------------------------------------------
                                            ----------------------------------------------------------------------
                                                 6,092,792          18,608,221      1,575,025          2,615,830
   Bond Division:
     Personal Variable                             123,065             148,020         22,243             25,730
     Premier Variable                            1,840,967           2,123,674        663,884            722,145
     The Principal Variable Annuity              1,184,200          14,349,589         83,479          1,032,017
                                            ----------------------------------------------------------------------
                                            ----------------------------------------------------------------------
                                                 3,148,232          16,621,283        769,606          1,779,892
   Capital Accumulation Division:
     Bankers Flexible Annuity                       (2,074)            586,673         26,790            484,160
     Pension Builder Plus                        1,177,659           6,843,608      7,859,266         22,762,416
     Pension Builder Plus - Rollover IRA
                                                 1,886,220           1,378,668      5,357,391         11,244,730
     Personal Variable                           1,106,595           1,748,682        408,298            529,070
     Premier Variable                            9,404,706          13,956,170      8,547,118         10,455,522
     The Principal Variable Annuity              1,739,038          22,863,899        206,288          2,651,689
                                            ----------------------------------------------------------------------
                                            ----------------------------------------------------------------------
                                                15,312,144          47,377,700     22,405,151         48,127,587
   Emerging Growth Division:
     Personal Variable                             292,833             348,128         18,735             22,981
     Premier Variable                            2,320,114           2,651,113        543,652            613,426
     The Principal Variable Annuity              2,252,301          26,559,212        165,780          2,237,880
                                            ----------------------------------------------------------------------
                                            ----------------------------------------------------------------------
                                                 4,865,248          29,558,453        728,167          2,874,287


                         Principal Mutual Life Insurance
                           Company Separate Account B

                    Notes to Financial Statements (continued)




4.  Purchases and Sales of Investment Securities (continued)

                                                                Year ended December 31, 1995
                                            ----------------------------------------------------------------------
                                                 Units            Amount            Units            Amount
                                               Purchased         Purchased        Redeemed          Redeemed
                                            ----------------------------------------------------------------------

   Government Securities Division:
     Pension Builder Plus                          586,364      $    1,344,275      2,795,319     $    4,747,357
     Pension Builder Plus - Rollover IRA
                                                   117,394             407,431      2,462,194          4,357,297
     Personal Variable                             724,111             966,857        408,940            483,072
     Premier Variable                            4,015,136           5,118,317      3,286,750          3,736,310
     The Principal Variable Annuity              1,576,129          18,708,169        125,206          1,549,586
                                            ----------------------------------------------------------------------
                                            ----------------------------------------------------------------------
                                                 7,019,134          26,545,049      9,078,409         14,873,622
   Growth Division:
     Personal Variable                             288,529             338,347         15,831             18,761
     Premier Variable                            3,384,751           3,805,395        634,749            707,988
     The Principal Variable Annuity              2,193,600          26,238,189        338,161          4,062,924
                                            ----------------------------------------------------------------------
                                            ----------------------------------------------------------------------
                                                 5,866,880          30,381,931        988,741          4,789,673
   Money Market Division:
     Pension Builder Plus                          259,307             585,027        928,805          1,623,965
     Pension Builder Plus - Rollover IRA
                                                    73,307             206,073      1,861,305          3,275,611
     Personal Variable                           4,808,023           5,271,738      4,407,096          4,786,833
     Premier Variable                           19,308,743          21,221,953     18,140,572         19,805,796
     The Principal Variable Annuity              6,262,716          65,784,577      5,594,373         58,377,161
                                            ----------------------------------------------------------------------
                                            ----------------------------------------------------------------------
                                                30,712,096          93,069,368     30,932,151         87,869,366
   World Division:
     Personal Variable                             147,751             154,436          9,257             10,003
     Premier Variable                            2,079,728           2,137,579        544,500            566,419
     The Principal Variable Annuity              1,337,260          13,699,818        126,959          1,503,012
                                            ----------------------------------------------------------------------
                                            ----------------------------------------------------------------------
                                                 3,564,739          15,991,833        680,716          2,079,434
                                            ----------------------------------------------------------------------
                                            ======================================================================
                                                78,422,862        $303,238,335     67,429,233       $168,691,297
                                            ======================================================================

                         Principal Mutual Life Insurance
                           Company Separate Account B

                    Notes to Financial Statements (continued)




4.  Purchases and Sales of Investment Securities (continued)

                                                                Year ended December 31, 1994
                                            ----------------------------------------------------------------------
                                                 Units            Amount            Units            Amount
                                               Purchased         Purchased        Redeemed          Redeemed
                                            ----------------------------------------------------------------------
                                            ----------------------------------------------------------------------
   Aggressive Growth Division:
     The Principal Variable Annuity                365,021      $    3,764,495          3,234        $    40,222

   Asset Allocation Division:
     The Principal Variable Annuity                303,404           3,120,664            201              7,996

   Balanced Division:
     Personal Variable                               4,458               4,510              -                  1
     Premier Variable                              134,069             137,040          9,158              9,075
     The Principal Variable Annuity                374,366           3,932,274          3,998             47,513
                                            ----------------------------------------------------------------------
                                            ----------------------------------------------------------------------
                                                   512,893           4,073,824         13,156             56,589
   Bond Division:
     Personal Variable                                 214                 229              -                  -
     Premier Variable                               30,684              32,652             18                 27
     The Principal Variable Annuity                304,552           3,243,070          3,972             45,657
                                            ----------------------------------------------------------------------
                                            ----------------------------------------------------------------------
                                                   335,450           3,275,951          3,990             45,684
   Capital Accumulation Division:
     Bankers Flexible Annuity                        2,374             301,977         51,727            734,507
     Pension Builder Plus                        2,446,494           9,006,081      7,066,481         19,561,666
     Pension Builder Plus - Rollover IRA
                                                   949,817           3,764,900      3,969,948         11,681,145
     Personal Variable                           1,472,634           1,771,211        339,067            396,040
     Premier Variable                           10,159,761          12,414,226      4,172,940          4,837,072
     The Principal Variable Annuity                704,037           7,483,988          5,010             62,689
                                            ----------------------------------------------------------------------
                                            ----------------------------------------------------------------------
                                                15,735,117          34,742,383     15,605,173         37,273,119
   Emerging Growth Division:
     Personal Variable                              13,841              14,069              -                  6
     Premier Variable                              122,378             124,838          2,977              2,976
     The Principal Variable Annuity              1,000,413          10,426,294         27,610            297,329
                                            ----------------------------------------------------------------------
                                            ----------------------------------------------------------------------
                                                 1,136,632          10,565,201         30,587            300,311

                     Principal Mutual Life Insurance
                           Company Separate Account B

                    Notes to Financial Statements (continued)




4.  Purchases and Sales of Investment Securities (continued)

                                                                Year ended December 31, 1994
                                            ----------------------------------------------------------------------
                                                 Units            Amount            Units            Amount
                                               Purchased         Purchased        Redeemed          Redeemed
                                            ----------------------------------------------------------------------
   Government Securities Division:
     Pension Builder Plus                        1,705,948      $    3,472,965      3,191,017     $    5,229,829
     Pension Builder Plus - Rollover IRA
                                                 1,343,428           2,767,254      5,104,801          8,454,316
     Personal Variable                           1,592,426           1,856,027        826,327            909,485
     Premier Variable                            6,358,242           7,432,287      2,480,866          2,736,826
     The Principal Variable Annuity                582,127           6,197,216          9,927            109,630
                                            ----------------------------------------------------------------------
                                            ----------------------------------------------------------------------
                                                11,582,171          21,725,749     11,612,938         17,440,086
   Growth Division:
     Personal Variable                               5,010               5,023              -                  1
     Premier Variable                              109,908             110,749             17                 35
     The Principal Variable Annuity                798,340           8,399,024         34,440            377,222
                                            ----------------------------------------------------------------------
                                            ----------------------------------------------------------------------
                                                   913,258           8,514,796         34,457            377,258
   Money Market Division:
     Pension Builder Plus                          824,944           1,537,336      1,733,074          2,976,732
     Pension Builder Plus - Rollover IRA
                                                   658,567           1,300,232      1,324,777          2,327,495
     Personal Variable                           6,290,739           6,573,245      5,731,682          5,968,932
     Premier Variable                           31,282,964          32,799,567     30,393,364         31,815,309
     The Principal Variable Annuity              2,902,432          29,495,563      2,200,571         22,344,437
                                            ----------------------------------------------------------------------
                                            ----------------------------------------------------------------------
                                                41,959,646          71,705,943     41,383,468         65,432,905
   World Division:
     Personal Variable                              21,212              21,051              8                 18
     Premier Variable                              137,240             135,769            122                151
     The Principal Variable Annuity                944,065           9,365,533          8,397             95,937
                                            ----------------------------------------------------------------------
                                            ----------------------------------------------------------------------
                                                 1,102,517           9,522,353          8,527             96,106
                                            ----------------------------------------------------------------------
                                            ======================================================================
                                                73,946,109        $171,011,359     68,695,731       $121,070,276
                                            ======================================================================

Purchases include reinvested dividends and capital gains.

Money Market purchases include transactions where investment allocations are not known at the time of the deposit. Redemptions reflect subsequent allocations to directed investment divisions.

                         Principal Mutual Life Insurance
                           Company Separate Account B

                    Notes to Financial Statements (continued)



5.  Net Assets

Net assets at December 31, 1995 consisted of the following:

                                                                         Accumulated Net   Net Unrealized
                                                                            Investment      Appreciation
                                                              Unit            Income       of Investments
                                            Combined      Transactions
                                         -------------------------------------------------------------------
   Aggressive Growth Division:
     The Principal Variable Annuity        $  19,198,047     $16,585,472   $  1,739,741    $     872,834

   Asset Accumulation Division:
     The Principal Variable Annuity           10,841,100       9,858,412        579,277          403,411

   Balanced Division:
     Personal Variable                           395,555         359,859          16,939          18,757
     Premier Variable                          4,018,252       3,685,129         130,683         202,440
     The Principal Variable Annuity           16,849,215      15,107,991         811,800         929,424
                                         -------------------------------------------------------------------
                                         -------------------------------------------------------------------
                                              21,263,022      19,152,979         959,422       1,150,621
   Bond Division:
     Personal Variable                           124,183         118,401           4,895             887
     Premier Variable                          1,488,447       1,397,785          50,150          40,512
     The Principal Variable Annuity           17,016,003      15,672,902         878,753         464,348
                                         -------------------------------------------------------------------
                                         -------------------------------------------------------------------
                                              18,628,633      17,189,088         933,798         505,747
   Capital Accumulation Division:
     Bankers Flexible Annuity                  5,928,607       1,372,769       3,151,941       1,403,897
     Pension Builder Plus                     33,981,462      22,315,837       7,447,921       4,217,704
     Pension Builder Plus - Rollover IRA
                                               8,110,072       5,394,422       1,747,988         967,662
     Personal Variable                         3,500,687       2,876,197         329,409         295,081
     Premier Variable                         22,380,360      18,395,190       2,038,475       1,946,695
     The Principal Variable Annuity           29,756,575      25,472,959       2,365,453       1,918,163
                                         -------------------------------------------------------------------
                                         -------------------------------------------------------------------
                                             103,657,763      75,827,374      17,081,187      10,749,202
   Emerging Growth Division:
     Personal Variable                           365,808         336,153           4,506          25,149
     Premier Variable                          2,415,033       2,161,763          31,411         221,859
     The Principal Variable Annuity           39,404,107      34,039,475         615,715       4,748,917
                                         -------------------------------------------------------------------
                                         -------------------------------------------------------------------
                                              42,184,948      36,537,391         651,632       4,995,925
   Government Securities Division:
     Pension Builder Plus                      6,882,964       5,704,191         991,052         187,721
     Pension Builder Plus - Rollover IRA
                                               3,407,555       2,825,811         531,974          49,770
     Personal Variable                         2,371,868       2,174,499         165,545          31,824
     Premier Variable                          9,053,348       8,177,753         654,665         220,930
     The Principal Variable Annuity           23,727,201      21,870,768       1,426,804         429,629
                                         -------------------------------------------------------------------
                                         -------------------------------------------------------------------
                                              45,442,936      40,753,022       3,770,040         919,874

                         Principal Mutual Life Insurance
                           Company Separate Account B

                    Notes to Financial Statements (continued)




5.  Net Assets (continued)

                                                                         Accumulated Net   Net Unrealized
                                                                            Investment      Appreciation
                                                              Unit            Income       of Investments
                                            Combined      Transactions
                                         -------------------------------------------------------------------
   Growth Division:
     Personal Variable                   $       346,944 $       320,239 $         5,282     $    21,423
     Premier Variable                          3,582,532       3,184,495          54,938         343,099
     The Principal Variable Annuity           33,973,757      30,003,254         421,321       3,549,182
                                         -------------------------------------------------------------------
                                              37,903,233      33,507,988         481,541       3,913,704
   Money Market Division:
     Pension Builder Plus                      2,339,446       2,142,956         196,490               -
     Pension Builder Plus - Rollover IRA
                                                 797,914         727,279          70,635               -
     Personal Variable                         1,278,235       1,269,540           8,695               -
     Premier Variable                          3,335,350       3,314,495          20,855               -
     The Principal Variable Annuity           14,558,543      14,487,342          71,201               -
                                         -------------------------------------------------------------------
                                         -------------------------------------------------------------------
                                              22,309,488      21,941,612         367,876               -
   World Division:
     Personal Variable                           173,584         163,826           2,034           7,724
     Premier Variable                          1,822,554       1,708,566          21,627          92,361
     The Principal Variable Annuity           23,186,011      21,301,001         227,669       1,657,341
                                         -------------------------------------------------------------------
                                         -------------------------------------------------------------------
                                              25,182,149      23,173,393         251,330       1,757,426
                                         -------------------------------------------------------------------
                                         ===================================================================
                                            $346,611,319    $294,526,731     $26,815,844     $25,268,744
                                         ===================================================================



                         Report of Independent Auditors


Board of Directors and Participants
Principal Mutual Life Insurance Company


We have audited the accompanying statement of net assets of Principal Mutual Life Insurance Company Separate Account B (comprising, respectively, the Aggressive Growth, Asset Allocation, Balanced, Bond, Capital Accumulation, Emerging Growth, Government Securities, Growth, Money Market and World Divisions) as of December 31, 1995, and the related statements of operations for the year then ended, and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Principal Mutual Life Insurance Company Separate Account B at December 31, 1995, and the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

Ernst & Young LLP

February 7, 1996

                     Principal Mutual Life Insurance Company

                        Statements of Financial Position




                                                       December 31
                                                    1995         1994
                                                ---------------------------
                                                       (In Millions)

Assets
Bonds                                              $21,798      $20,626
Preferred stocks                                        93           69
Common stocks                                        1,330          914
Investment in subsidiaries                             546          501
Commercial mortgage loans                            9,794        8,901
Residential mortgage loans                             234          287
Investment real estate                               1,313        1,155
Properties held for Company use                        204          159
Policy loans                                           711          683
Cash and short-term investments                        913          485
Accrued investment income                              467          468
Separate account assets                             12,957        9,197
Other assets                                           908          672
                                                ---------------------------
Total assets                                       $51,268      $44,117
                                                ===========================

Liabilities
Insurance reserves                                $  6,297     $  6,007
Annuity reserves                                    25,770       24,311
Reserves for policy dividends                          578          583
Other policy liabilities                               748          618
Investment valuation reserves                        1,041          792
Tax liabilities                                        241          189
Separate account liabilities                        12,891        9,099
Other liabilities                                    1,494          591
                                                ---------------------------
Total liabilities                                   49,060       42,190

Surplus
Surplus notes                                          298          298
Unassigned and other surplus funds                   1,910        1,629
                                                ---------------------------
Total surplus                                        2,208        1,927
                                                ---------------------------

Total liabilities and surplus                      $51,268      $44,117
                                                ===========================



See accompanying notes.

                     Principal Mutual Life Insurance Company

                      Statements of Operations and Surplus




                                                                         Year ended December 31
                                                                    1995           1994          1993
                                                                ------------------------------------------
                                                                              (In Millions)
Income
Premiums and annuity and other considerations                      $11,940       $10,718       $  9,983
Net income from investments                                          2,651         2,520          2,369
Other income                                                            25           505             18
                                                                ------------------------------------------
Total income                                                        14,616        13,743         12,370

Benefits and expenses
Benefit payments other than dividends                                9,268         8,211          6,729
Dividends to policyowners                                              309           317            410
Additions to policyowner reserves                                    3,439         3,756          3,890
Insurance expenses and taxes                                         1,199         1,145          1,029
                                                                ------------------------------------------
Total benefits and expenses                                         14,215        13,429         12,058
                                                                ------------------------------------------

Income before federal income taxes and realized capital gains
   (losses)                                                            401           314            312

Federal income taxes                                                   140           130             48
                                                                ------------------------------------------

Net gain from operations before realized capital gains (losses)
                                                                       261           184            264

Realized capital gains (losses)                                          2           (32)           (52)
                                                                ------------------------------------------
Net income                                                       $     263     $     152      $     212
                                                                ==========================================

Surplus
Surplus at beginning of year                                      $  1,927      $  1,641       $  1,440
Net income                                                             263           152            212
Issuance of surplus notes                                                -           298              -
Increase in investment valuation reserves                             (249)         (131)           (43)
Increase in non-admitted assets and related items                      (45)          (51)           (59)
Net unrealized capital gains                                           326            47             57
Adjustment for prior years' federal income taxes                         -           (63)             -
Net policyowner reserve adjustments                                      1            31             18
Other adjustments - net                                                (15)            3             16
                                                                ------------------------------------------
Surplus at end of year                                            $  2,208      $  1,927       $  1,641
                                                                ==========================================

See accompanying notes.


                     Principal Mutual Life Insurance Company

                            Statements of Cash Flows



                                                                               Year ended December 31
                                                                          1995          1994          1993
                                                                      ------------------------------------------
                                                                                     (In Millions)
CASH PROVIDED
Proceeds from operating activities
   Premiums and annuity and other considerations received                 $11,923       $10,711      $  9,967
   Net investment income received                                           2,723         2,509         2,421
   Benefit payments other than dividends                                   (9,277)       (8,186)       (6,700)
   Dividends paid to policyowners                                            (317)         (293)         (396)
   Insurance expenses and taxes paid                                       (1,198)       (1,159)       (1,007)
   Federal income taxes paid                                                 (125)          (67)         (119)
   Transfers for separate account operations                               (1,549)       (1,396)       (1,120)
   Other                                                                       (3)            7            (5)
                                                                      ------------------------------------------
   Net cash provided from operations                                        2,177         2,126         3,041

Proceeds from investments sold, matured or repaid
   Bonds and stocks                                                        12,028        10,951        20,072
   Mortgage loans                                                           1,276         2,043         6,852
   Real estate and other invested assets                                       70           168            37
   Tax on capital gains                                                       (22)          (25)          (29)
                                                                      ------------------------------------------
   Total cash provided from investments                                    13,352        13,137        26,932

Issuance of surplus notes                                                       -           298             -
Other cash provided                                                           793             -            85
                                                                      ------------------------------------------
Total cash provided                                                        16,322        15,561        30,058

CASH APPLIED
Cost of investments acquired
   Bonds and stocks acquired                                              (13,234)      (13,709)      (22,434)
   Mortgage loans acquired or originated                                   (2,265)       (1,611)       (7,253)
   Real estate and other invested assets acquired                            (195)          (91)         (132)
                                                                      ------------------------------------------
   Total cash applied to investments                                      (15,694)      (15,411)      (29,819)

Other cash applied                                                           (200)         (135)          (72)
                                                                      ------------------------------------------
Total cash applied                                                        (15,894)      (15,546)      (29,891)

SHORT-TERM BORROWINGS
   Proceeds of short-term borrowings                                          990         3,152         1,743
   Repayment of short-term borrowings                                        (990)       (3,152)       (1,743)
                                                                      ------------------------------------------
   Net cash provided by short-term borrowings                                  -             -             -
                                                                      ------------------------------------------
   Net increase in cash and short-term investments                            428            15           167

Cash and short-term investments at beginning of year                          485           470           303
                                                                      ------------------------------------------
Cash and short-term investments at end of year                          $     913     $     485     $     470
                                                                      ==========================================

See accompanying notes.

                     Principal Mutual Life Insurance Company

                          Notes to Financial Statements

                                December 31, 1995


1.  Nature of Operations and Significant Accounting Policies

Description of Business

Principal Mutual Life Insurance Company (the Company) is primarily engaged in the marketing and management of life insurance, annuity, health and pension products. In addition, the Company provides various other financial services through its subsidiaries.

Use of Estimates in the Preparation of Financial Statements

The preparation of the Company's financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

Basis of Presentation

The Company's financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Iowa (statutory accounting practices), which practices are currently regarded as generally accepted accounting principles (GAAP) for mutual life insurance companies.

Beginning in 1996, however, under the requirements of Financial Accounting Standards Board (FASB) Interpretation No. 40, "Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises," as amended, financial statements prepared on the basis of statutory accounting practices will no longer be described as prepared "in conformity with GAAP." The Accounting Standards Executive Committee of the American Institute of Certified Public Accountants and the FASB issued authoritative accounting and reporting pronouncements in January 1995, effective for calendar year 1996, addressing how mutual life insurance companies should account for certain insurance activities. Applying the provisions of these authoritative accounting and reporting pronouncements may result in surplus and net income that differ from the amounts reported under existing statutory accounting practices. The Company has not yet determined the impact of these pronouncements on its financial statements. The Company plans to issue general-purpose financial statements for calendar year 1996 that follow these authoritative pronouncements and will be described as prepared in conformity with GAAP. These statutory-basis financial statements, however, will continue to be required by insurance regulatory authorities.

                     Principal Mutual Life Insurance Company

1.  Nature of Operations and Significant Accounting Policies (continued)

The National Association of Insurance Commissioners (NAIC) currently is in the process of recodifying statutory accounting practices, the result of which is expected to constitute the only source of "prescribed" statutory accounting practices. Accordingly, that project, which is not expected to be completed before 1997, will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements.

Subsidiaries

Investment in subsidiaries is reported at equity in net assets determined on a statutory basis for insurance subsidiaries and on the basis of prescribed valuation alternatives for non-insurance subsidiaries, resulting in carrying values periodically approved by the Securities Valuation Office of the NAIC. Total assets of these unconsolidated subsidiaries amounted to $2.6 billion at December 31, 1995 and $2.1 billion at December 31, 1994, and total revenues were $1,190 million in 1995, $911 million in 1994 and $669 million in 1993. During 1995, 1994 and 1993, the Company included $(48) million, $(2) million and $(37) million, respectively, in net income from investments representing the current year net losses of its subsidiaries.

Investments

Investments in bonds, short-term investments, and commercial and residential mortgage loans are reported principally at cost (unpaid principal balance), adjusted for amortization of premiums and accrual of discounts, both computed using the interest method; policy loans and investments in preferred stocks primarily at cost; common stocks at market value based on the latest quoted market prices; and investments in real estate and properties held for Company use generally at cost less encumbrances and accumulated depreciation. For the loan-backed and structured securities included in the bond portfolio, the Company recognizes income using the prospective method which results in a new constant effective yield based on currently anticipated prepayments as determined by broker-dealer surveys or internal estimates. Properties acquired through loan foreclosures with cumulative carrying values of $946 million at December 31, 1995, and $830 million at December 31, 1994, are recorded at the lower of cost (principal balance of the former mortgage loan) or fair market value at the time of foreclosure or receipt of deed in lieu of foreclosure. This becomes the new cost basis of the real estate and is subject to further potential carrying value reductions as a result of depreciation and quarterly valuation determinations. Depreciation expense is computed primarily on the basis of accelerated and straight-line methods over the estimated useful lives of the assets. Other admitted assets are valued as prescribed by the Iowa Insurance laws. Net realized capital gains and losses on investments are determined using the specific identification basis.

                     Principal Mutual Life Insurance Company

1.  Nature of Operations and Significant Accounting Policies (continued)

The Asset Valuation Reserve (AVR) provides a reserve for losses from investments in bonds, preferred and common stocks, mortgage loans, real estate, and other invested assets, with related increases or decreases being recorded directly to surplus. At December 31, 1995 and 1994, the AVR was $1,041 million and $792 million, respectively. At both December 31, 1995 and 1994, other liabilities include additional investment reserves of $36 million and $51 million, respectively, of which $9 million is required by statutory accounting practices as a provision for potential losses on specific mortgages in default. Unrealized capital gains and losses on investments, including changes in mortgage and security reserves, are recorded directly in surplus. Comparable adjustments are also made to the AVR.

The Interest Maintenance Reserve (IMR) primarily defers certain interest-related gains and losses (net of tax) on fixed income securities which are amortized into net income from investments over the estimated remaining lives of the investments sold. At December 31, 1995 and 1994, the IMR, which is included in other liabilities, was $109 million and $52 million, respectively.

In connection with preparation of its statement of cash flows, the Company considers all highly liquid investments with a maturity of one year or less when purchased to be short-term investments.

Fair Values of Financial Instruments

The Company has accumulated information to disclose the fair values of certain financial instruments, whether or not recognized in the statement of financial position, as required by the FASB. The FASB excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. The aggregate fair value asset amounts for investments (including cash and short-term investments, policy loans and accrued investment income and excluding investment in subsidiaries and investment real estate) are presented in Note 2 (carrying value: 1995 - $35.3 billion, 1994 - $32.4 billion; fair value: 1995 - $37.5 billion, 1994 - $31.9 billion). Fair value information for derivatives held or issued for purposes other than trading is presented in Note 3.
Information for certain of the Company's reserves and liabilities that are investment-type contracts (insurance, annuity and other policy contracts that do not involve significant mortality or morbidity risk) is presented in Note 4 (carrying value: 1995 - $21.4 billion, 1994 - $20.0 billion; fair value: 1995 - $22.0 billion, 1994 - $19.5 billion). Those referenced notes also describe the methods and assumptions utilized by the Company in estimating its fair value disclosures for financial instruments. Those techniques utilized in estimating the fair values of financial instruments are affected by the assumptions used, including discount rates and estimates of the amount and timing of future cash flows. Care should be exercised in deriving conclusions about the Company's business, its value or financial position based on the fair value information of certain financial instruments presented in the referenced notes.

                     Principal Mutual Life Insurance Company

1.  Nature of Operations and Significant Accounting Policies (continued)

Futures and Forward Contracts and Interest Rate and Equity Swaps

The Company uses financial futures contracts, forward purchase commitments and interest rate swaps to hedge risks associated with interest rate fluctuations and uses equity swaps to hedge risks associated with market fluctuations of certain unaffiliated common stocks. Realized capital gains and losses on those contracts which hedge risks associated with interest rate fluctuations are amortized over the remaining lives of the underlying assets, primarily by including them in the IMR. Realized capital gains and losses on equity swaps are recognized in the period incurred.

Reserves for Insurance, Annuity and Accident and Health Policies

The reserves for life, health and annuity policies, all developed by actuarial methods, are established and maintained on the basis of mortality and morbidity tables using assumed interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than the minimum valuation required by law or guaranteed policy cash values. The cumulative effects of changes in valuation bases at the beginning of the year for previously established policyowner reserves are included as adjustments to surplus. Significant decreases in valuation bases are approved by the Insurance Division of the Department of Commerce of the State of Iowa.

The liability for unpaid accident and health claims is determined using statistical analyses and case basis evaluations. This liability is an estimate of the ultimate net cost of all reported and unreported losses that are unpaid. This liability is determined using estimates of future trends in claim severity, frequency, and other factors that could vary as claims are ultimately settled. Although considerable variability is inherent in such estimates, the Company believes that the liability for unpaid claims is adequate. These estimates are continually reviewed and, as adjustments to this liability become necessary, such adjustments are reflected in current operations.

Recognition of Premium Revenues and Costs

For life and annuity contracts, premiums are recognized as revenues over the premium-paying period, whereas commissions and other costs applicable to the acquisition of new business are charged to operations as incurred.

                     Principal Mutual Life Insurance Company

1.  Nature of Operations and Significant Accounting Policies (continued)

Reinsurance

The Company reinsures certain of its risks. Reinsurance premiums, expenses, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums ceded to other companies (1995 - $27 million, 1994 - $21 million and 1993 - $19 million) are reported as a reduction of premium income, and insurance reserves applicable to reinsurance ceded have also been reported as reductions of these items (1995 - $33 million and 1994 - $24 million). The Company is contingently liable with respect to reinsurance ceded to other companies in the event the reinsurer is unable to meet the obligations that it has assumed.

Separate Accounts

The separate accounts presented in the financial statements represent the fair market value of funds that are separately administered by the Company for contracts with equity, real estate and fixed-income investments. The separate account contract owner, rather than the Company, bears the investment risk of these funds. The Company receives a fee for administrative and investment advisory services.

Separate account assets and liabilities are disclosed in the aggregate in the statements of financial position. The statements of operations include the premiums, increases in reserves, benefits, and other items arising from the operations of the separate accounts of the Company. The statements of surplus reflect the gain from operations and surplus of the separate accounts. Such gain from operations and surplus arises from the transfer by the Company of funds to the separate accounts to facilitate their operations.

Reclassifications

Certain reclassifications have been made to the 1994 and 1993 financial statements to conform to the 1995 presentation.


2.  Investments

Investments in debt securities, preferred stocks, and other fixed maturity instruments are generally held for investment purposes to maturity, and, therefore, are carried in the financial statements at amortized cost. The Company's liabilities, to which such fixed maturity investments are closely matched, are long-term in nature so the Company does not expect to be required to sell such securities prior to maturity.


                     Principal Mutual Life Insurance Company

                    Notes to Financial Statements (continued)




2.  Investments (continued)

The carrying values and estimated market values of investments in bonds and preferred stocks as of December 31, 1995 and 1994, are as follows (in millions):

                                                                   Gross           Gross        Estimated
                                              Carrying Value    Unrealized      Unrealized        Market
                                                                   Gains          Losses          Value
                                              ---------------------------------------------------------------
   December 31, 1995
   Bonds:
     United States Government and agencies       $     232     $       4            $  -         $     236
     States and political subdivisions                 230            21               -               251
     Corporate - public                              4,374           328              16             4,686
     Corporate - private                            13,877         1,332              15            15,194
     Mortgage-backed securities                      3,085           134               4             3,215
                                              ---------------------------------------------------------------
                                                    21,798         1,819              35            23,582
   Preferred stocks                                     93            12               -               105
                                              ---------------------------------------------------------------
                                                   $21,891        $1,831             $35           $23,687
                                              ===============================================================
   December 31, 1994
   Bonds:
     United States Government and agencies       $     111        $    1          $    4         $     108
     States and political subdivisions                 198             2              12               188
     Corporate - public                              3,986            74             142             3,918
     Corporate - private                            13,678           365             391            13,652
     Mortgage-backed securities                      2,653             2             166             2,489
                                              ---------------------------------------------------------------
                                                    20,626           444             715            20,355
   Preferred stocks                                     69             4               2                71
                                              ---------------------------------------------------------------
                                                   $20,695          $448            $717           $20,426
                                              ===============================================================

Market values of public bonds and preferred stocks have been determined by the Company from public quotations, when available, or bonds have been assigned a market rate by the Securities Valuation Office of the NAIC. Private placement securities are valued by discounting the expected total cash flows. Market rates used are applicable to the yield, credit quality and average maturity of each security.

                     Principal Mutual Life Insurance Company

                    Notes to Financial Statements (continued)




2.  Investments (continued)

The carrying values and estimated market values of bonds at December 31, 1995, by expected maturity, are as follows (in millions):

                                                                      Carrying Value   Estimated Market
                                                                                            Value
                                                                      ------------------------------------

   Due in one year or less                                              $     747         $     768
   Due after one year through five years                                    6,878             7,271
   Due after five years through ten years                                   6,189             6,695
   Due after ten years                                                      3,176             3,657
                                                                      ------------------------------------
                                                                           16,990            18,391
   Mortgage-backed and other securities without
     a single maturity date                                                 4,808             5,191
                                                                      ------------------------------------
   Total                                                                  $21,798           $23,582
                                                                      ====================================

The carrying value and estimated market value of mortgage loans at December 31, 1995 and 1994, are as follows (in millions):

                                                       1995                             1994
                                                -----------------                 -----------------
                                                             Estimated                    Estimated Market
                                          Carrying Value      Market      Carrying Value       Value
                                                               Value
                                          -----------------------------------------------------------------

   Commercial mortgage loans                   $9,794         $10,129          $8,901          $8,580
   Residential mortgage loans                     234             262             287             299

Market values of commercial mortgage loans are valued by discounting the expected total cash flows using market rates that are applicable to the yield, credit quality, and maturity of each loan. Market values of residential mortgage loans are valued by a pricing and servicing model using market rates that are applicable to the yield, rate structure, credit quality, size, and maturity of each loan. The carrying value for policy loans approximates the fair value.

                     Principal Mutual Life Insurance Company

2.  Investments (continued)

Major categories of income from investments are summarized as follows (in millions):

                                             Year ended December 31
                                        1995          1994          1993
                                    ------------------------------------------

   Bonds                                $1,761        $1,622        $1,549
   Preferred stocks                          6             3             2
   Common stocks                            35            22            26
   Investment in subsidiaries              (48)           (2)          (37)
   Mortgage loans                          808           766           811
   Investment real estate                  211           179           129
   Policy loans                             48            44            44
   Cash and short-term investments          29            20             6
   Other                                    18            48             1
                                    ------------------------------------------
                                         2,868         2,702         2,531

   Less investment expenses                217           182           162
                                    ------------------------------------------
   Net income from investments          $2,651        $2,520        $2,369
                                    ==========================================

The major components of realized capital gains (losses) on investments reflected in operations, and unrealized capital gains (losses) on investments reflected directly in surplus, are summarized as follows (in millions):

                                                     Realized                         Unrealized
                                             1995      1994      1993         1995      1994      1993
                                          ---------------------------------   -----------------------------

   Bonds                                      $101     $(133)     $150        $ (17)     $32      $(32)
   Preferred stocks                             (1)        -       (11)           1       (7)       11
   Common stocks                                32         6        29          398        7        23
   Mortgage loans                              (24)      (34)      (81)           9        3        41
   Investment real estate                        7         3         1            5        6        (1)
   Investment in subsidiaries                    1        32         -           (6)       6        (5)
   Other                                         4        45       (44)          (1)       -        20
                                           ------------------------------   -----------------------------
   Net capital gains (losses)                  120       (81)       44          389       47        57

   Related federal income taxes                (41)        6       (26)         (63)       -         -
   Transferred (to) from interest
     maintenance reserve                       (77)       43       (70)           -        -         -
                                           ==============================   =============================
   Total capital gains (losses)             $    2    $  (32)     $(52)        $326      $47       $57
                                           ==============================   =============================

                     Principal Mutual Life Insurance Company

2.  Investments (continued)

Proceeds from sales of investments (excluding maturity proceeds) in debt securities were $6.5 billion in both 1995 and 1994, and $11.9 billion in 1993. Gross gains of $93 million, $53 million and $173 million and gross losses of $54 million, $213 million and $65 million in 1995, 1994 and 1993, respectively, were realized on those sales. Of the 1995, 1994 and 1993 proceeds, $6.1 billion, $5.7 billion and $11.5 billion, respectively, relates to sales of mortgage-backed securities. The Company actively manages its mortgage-backed securities portfolio to control prepayment risk. Gross gains of $66 million, $19 million and $152 million and gross losses of $17 million, $139 million and $29 million in 1995, 1994 and 1993, respectively, were realized on sales of mortgage-backed securities. At December 31, 1995, the Company had security purchases payable totaling $426 million relating to the purchases of mortgage-backed securities at forward dates.

The Company has a revolving credit agreement with Principal Residential Mortgage, Inc., a wholly-owned subsidiary which conducts the Company's mortgage banking operations, of up to $800 million, which had a balance of $458 million outstanding at December 31, 1995.

Commercial mortgage loans and corporate private placement bonds originated or acquired by the Company represent its primary areas of credit risk exposure. At December 31, 1995 and 1994, the commercial mortgage portfolio is diversified by geographic region and specific collateral property type as follows:

               Geographic Distribution                             Property Type Distribution
         ----------------------------------                   --------------------------------------
                                    December 31                                   December 31
                                  1995        1994                              1995       1994
                               -----------------------                       -----------------------

   South Atlantic                  22%         21%       Industrial              43%        47%
   Pacific                         34          38        Office                  26         24
   Mid Atlantic                    17          17        Retail                  26         24
   North Central                   14          13        Other                    5          5
   South Central                    7           6
   New England                      4           3
   Mountain                         2           2

The corporate private placement bond portfolio is diversified by issuer and industry. Restrictive bond covenants are monitored by the Company to regulate the activities of issuers and control their leveraging capabilities. Under the NAIC bond classification system, 99.8% and 99.7% of the Company's bond portfolio were carried at amortized cost at December 31, 1995 and 1994, respectively, with the remainder carried at the lower of amortized cost or market value.

                     Principal Mutual Life Insurance Company

2.  Investments (continued)

Effective December 29, 1995, the Company entered into short-term equity swap agreements to mitigate its exposure to declines in the value of about one-half of its marketable common stock portfolio. Under the agreements, the return on that portion of the Company's marketable common stock portfolio was swapped for a fixed short-term interest rate. At December 31, 1995, there was no realized or unrealized gains or losses recorded on the equity swap agreements and, accordingly, there was no credit exposure. The unrealized appreciation and depreciation of marketable common stocks recognized in the Company's statement of financial position were $814 million and $85 million, respectively, at December 31, 1995.

Investment real estate includes properties directly owned by the Company and investments in subsidiaries include properties owned jointly with venture partners and operated by the partners. Joint ventures in which the Company has an interest have mortgage loans with the Company of $2.2 billion at both December 31, 1995 and December 31, 1994. The Company is committed to provide additional mortgage financing for such joint ventures aggregating $304 million at December 31, 1995.


3.  Derivatives Held or Issued for Purposes Other Than Trading

The Company uses exchange-traded interest rate futures and forward contracts to hedge against interest rate risks. The Company attempts to match the timing of when interest rates are committed on insurance products and on new investments. However, timing differences do occur and can expose the Company to fluctuating interest rates. Interest rate futures and forward contracts are used to minimize these risks. In these contracts, the Company is subject to the risk that the counterparties will fail to perform and to the risks associated with changes in the value of the underlying securities; however, such changes in value generally are offset by opposite changes in the value of the hedged items. Futures contracts are marked to market and settled daily, which minimizes the counterparty risk. The notional amounts of futures and forward contracts ($303 million at December 31, 1995, and $80 million at December 31, 1994) represent the extent of the Company's involvement but not the risk of loss.

The Company enters into interest rate swaps to minimize its exposure to fluctuations in interest rates and to correct duration mismatches. The most common use is to modify the duration of an asset or portfolio, a less common use is to convert a floating rate asset into a fixed rate asset. The notional principal amounts of the swaps outstanding at December 31, 1995 and 1994, were $599 million and $586 million, respectively, and the credit exposure at December 31, 1995 and December 31, 1994 was $8 million. The Company's current credit exposure on swaps is limited to the value of interest rate swaps that have become favorable to the Company. The average unexpired terms of the swaps were approximately three years at both December 31, 1995 and 1994, respectively. The net amount payable or receivable from interest rate swaps is accrued as an adjustment to interest income. The Company's interest rate swap agreements include cross-default provisions when two or more swaps are transacted with a given counterparty.

                     Principal Mutual Life Insurance Company

3.  Derivatives Held or Issued for Purposes Other Than Trading (continued)

The Company enters into currency exchange swap agreements to convert certain foreign denominated fixed rate assets into dollar denominated fixed rate assets and eliminate the exposure to future currency volatility on those securities. At December 31, 1995, the Company had various foreign currency exchange agreements with maturities ranging from 1995 to 2002, with an aggregate notional amount involved of approximately $312 million and the credit exposure was $4 million. The average unexpired term of the swaps was approximately five years at December 31, 1995.


4.  Insurance, Annuity and Accident and Health Reserves

The carrying  values and fair values of the Company's  reserves and  liabilities for investment-type insurance contracts (which are only a portion of the insurance reserves, annuity reserves, and other policy liabilities appearing in the statement of financial position) at December 31, 1995 and 1994, are summarized as follows (in millions):

                                                    1995                               1994

                                     ----------------------------------------------------------------------
                                      Carrying Value        Fair         Carrying Value        Fair
                                                            Value                              Value
                                     ----------------------------------------------------------------------

   Insurance reserves                  $       30       $       33        $       30       $       30
   Annuity reserves                        20,989           21,524            19,714           19,168
   Other policy liabilities                   398              403               270              270
                                     ----------------------------------------------------------------------
   Total                                  $21,417          $21,960           $20,014          $19,468
                                     ======================================================================

The fair values for the Company's reserves and liabilities under investment-type contracts (insurance, annuity and other policy contracts that do not involve significant mortality or morbidity risk) are estimated using discounted cash flow analyses (based on current interest rates being offered for similar contracts with maturities consistent with those remaining for the investment-type contracts being valued) or surrender values.

The fair values for the Company's insurance contracts (insurance, annuity and other policy contracts that do involve significant mortality or morbidity risk), other than investment-type contracts, are not required to be disclosed. The Company does consider, however, the various insurance and investment risks in choosing investments for both insurance and investment-type contracts.

                     Principal Mutual Life Insurance Company

4.  Insurance, Annuity and Accident and Health Reserves (continued)

Activity in the liability for unpaid accident and health claims, which is included with insurance reserves in the statement of financial position, is summarized as follows (in millions):

                                          Year ended December 31
                                     1995          1994          1993
                                 ------------------------------------------

   Balance at beginning of year     $   844       $   723       $   657

   Incurred:
     Current year                     2,665         2,735         2,307
     Prior years                        (24)         (105)          (37)
                                 ------------------------------------------
     Total incurred                     2,641         2,630         2,270

   Payments:
     Current year                     2,196         2,065         1,814
     Prior years                        481           444           390
                                 ------------------------------------------
   Total payments                     2,677         2,509         2,204
                                 ------------------------------------------

   Balance at end of year:
     Current year                       469           670           493
     Prior years                        339           174           230
                                 ------------------------------------------
     Total balance at end of year   $   808       $   844       $   723
                                 ==========================================


5.  Federal Income Taxes

The Company files a consolidated income tax return that includes all of its qualifying subsidiaries, and has a policy of allocating income tax expenses and benefits to companies in the group based upon pro rata contribution of taxable income or operating losses. The Company is taxed at corporate rates on taxable income based on existing tax laws. Due to the inherent differences between income for financial reporting purposes and income for tax purposes, the Company's provision for federal income taxes may not have the customary relationship of taxes to income.

Deferred income taxes are generally not recognized for the tax effects of temporary differences between income for financial reporting purposes and income for tax purposes. In 1993, 1994 and 1995, however, the Company recognized a deferred tax asset and operating benefit for the tax effect of unamortized deferred acquisition costs required for tax purposes. This deferred tax asset was non-admitted in accordance with statutory accounting practices. In 1995, the Company also recognized a deferred tax liability and surplus charge for the tax effect of unrealized gains for common stocks identified for sale in 1996.

                     Principal Mutual Life Insurance Company

5.  Federal Income Taxes (continued)

In December 1994, a U. S. Court of Appeals with jurisdiction over the Company ruled that federal law did not permit mutual life insurance companies to use a negative recomputed differential earnings rate to compute their equity tax liability for the preceding year. Accordingly, the Company increased its liability for federal income taxes attributable to its equity for years prior to 1994 and made a corresponding adjustment to surplus in the amount of $63 million.


6.  Short-Term Borrowings

The Company issues commercial paper to meet its short-term financing needs. There were no outstanding borrowings at December 31, 1995 or 1994. The Company also maintains credit facilities with various banks for short-term borrowing purposes.


7.  Employee and Agent Benefits

The Company has defined benefit pension plans covering substantially all of its employees and certain agents. The employees and agents are generally first eligible for the pension plans when they reach age 21. The pension benefits are based on the years of service and generally the employee's or agent's average annual compensation during the last five years of employment. Partial benefit accrual of pension benefits is recognized from first eligibility until retirement based on attained service divided by potential service to age 65 with a minimum of 35 years of potential service.

During 1995, the Company adopted Statement of Financial Standards (SFAS) No. 87, "Employers' Accounting for Pensions," and accordingly changed its method of accounting for the costs of defined benefit pension plans to an accrual method. Prior to this change, the cost of pension benefits was recognized as contributions were made to the pension trusts. The Company's policy is to fund the cost of providing pension benefits in the years that the employees and agents are providing service to the Company. The Company's funding policy is to deposit the actuarial normal cost and any change in unfunded accrued liability over a 30-year period as a percentage of compensation.

The pension plans' combined funded status, reconciled to amounts recognized in the statements of financial position and statements of operations and surplus as of and for the years ended December 31, 1995 and 1994, is as follows (in millions):

                     Principal Mutual Life Insurance Company

                    Notes to Financial Statements (continued)




7.  Employee and Agent Benefits (continued)

                                                                                      December 31
                                                                                 1995           1994
                                                                             ------------------------------
      Actuarial present value of benefit obligations:

      Vested benefit obligation                                                   $437          $324
                                                                             ==============================
      Accumulated benefit obligation                                              $457          $338
                                                                             ==============================

   Plan assets at fair value, primarily affiliated mutual funds
      and investment contracts of the Company                                     $719          $581
   Projected benefit obligation                                                    661           462
                                                                             ------------------------------
   Plan assets in excess of projected benefit obligation                            58           119

   Unrecognized net (gains) losses and funding different from that assumed
      and from changes in assumptions                                               42           (23)
   Unrecognized net transition asset as of January 1, 1994                         (72)          (83)
                                                                             ------------------------------
   Prepaid pension asset (non-admitted)                                          $  28         $  13
                                                                             ==============================

Net periodic pension income included the following components (in millions):

                                                                                Year ended December 31
                                                                                 1995           1994
                                                                             ------------------------------
   Service cost                                                                    $22           $26
   Interest cost on projected benefit obligation                                    39            37
   Actual return on plan assets                                                   (144)            6
   Net amortization and deferral                                                    79           (72)
                                                                             ------------------------------
   Total net periodic pension income                                              $ (4)         $ (3)
                                                                             ==============================

During 1994 and 1993, $10 million and $8 million, respectively, was charged to expense and contributed to the trusts previously established to provide for future costs of pension benefits. During 1995, $12 million was contributed to these pension trusts. In addition, to adjust the pension accounting to the new method required by SFAS No. 87 and to make the change effective as of January 1, 1994, surplus as of January 1, 1995 has been increased by $13 million. According to the requirements of statutory accounting practices, pension expense for 1994 has not been restated and the 1994 pension amounts shown above are for comparative purposes only. The pension asset at January 1, 1995 ($13 million) and December 31, 1995 ($28 million) was non-admitted as prescribed by statutory accounting practices.

                     Principal Mutual Life Insurance Company

7.  Employee and Agent Benefits (continued)

The weighted-average assumed discount rate used in determining the projected benefit obligation was 7% and 8.5% at December 31, 1995 and 1994, respectively. Some of the trusts holding the plan assets are subject to federal income taxes at a 35% tax rate while others are not subject to federal income taxes. For both 1995 and 1994, the expected long-term rates of return on plan assets were approximately 6% (after estimated income taxes) for those trusts subject to federal income taxes and approximately 10% for those trusts not subject to federal income taxes. The assumed rate of increase in future compensation levels varies by age for both the qualified and non-qualified pension plans.

In addition, the Company has defined contribution plans that are generally available to all employees and agents who are age 21 or older and have completed one year of service. Eligible participants may contribute up to 15% of their compensation or $9,240 annually to the plans. The Company matches the participant's contribution with a 50% contribution up to a maximum contribution of 2% of the participant's compensation. During both 1995 and 1994, the Company contributed $7 million to the defined contribution plans. During 1993, such contributions totaled $6 million.

The Company also provides certain health care, life insurance, and long-term care benefits for retired employees. Substantially all employees are first eligible for these postretirement benefits when they reach age 57 and have completed ten years of service with the Company. Partial benefit accrual of these health, life, and long-term care benefits is recognized from first eligibility until retirement based on attained service divided by potential service to age 65 with a minimum of 35 years of potential service. The Company's policy is to fund the cost of providing retiree benefits in the years that the employees are providing service to the Company. The Company's funding policy is to deposit the actuarial normal cost and an accrued liability over a 30-year period as a percentage of compensation.

The postretirement plans' combined funded status, reconciled to amounts recognized in the statement of financial position and statement of operations and surplus as of and for the years ended December 31, 1995 and 1994, is as follows (in millions):

                     Principal Mutual Life Insurance Company

                    Notes to Financial Statements (continued)



7.  Employee and Agent Benefits (continued)

                                                                                     December 31
                                                                                 1995            1994
                                                                            -------------------------------
   Plan assets at fair value, primarily affiliated mutual funds and
     investment contracts of the Company                                         $208            $155
   Accumulated postretirement benefit obligation:
     Retirees                                                                     (83)            (71)
     Eligible employees                                                           (40)            (31)
                                                                            --------------------------------
  Total accumulated postretirement benefit obligation                            (123)           (102)
                                                                            -------------------------------
  Plan assets in excess of accumulated postretirement benefit obligation
                                                                                   85              53

   Unrecognized net losses and funding different from that assumed and
     from changes in assumptions                                                    3              29
                                                                            -------------------------------
   Postretirement benefit asset (non-admitted)                                  $  88           $  82
                                                                            ===============================

The net periodic  postretirement  benefit cost included the following components
(in millions):

                                                                                    Year ended
                                                                                    December 31
                                                                             1995       1994      1993
                                                                          --------------------------------

   Service cost                                                             $   5     $    4       $ 3
   Interest cost on accumulated postretirement benefit cost                     9          7         6
   Expected return on plan assets                                             (10)       (10)       (6)
   Net amortization of gains and losses                                         1          -         -
                                                                          ================================
   Total net periodic postretirement benefit cost                           $   5     $    1       $ 3
                                                                          ================================

The weighted-average assumed discount rate used in determining the accumulated postretirement benefit obligation was 7% and 8.5% at December 31, 1995 and 1994, respectively. Some of the trusts holding the plan assets are subject to federal income taxes at a 35% tax rate while others are not subject to federal income taxes. For both 1995 and 1994, the expected long-term rates of return on plan assets were approximately 6% (after estimated income taxes) for those trusts subject to federal income taxes and approximately 9% for those trusts not subject to federal income taxes. These rates of return on plan assets vary by benefit type and employee group.

The assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligations starts at 11.5% in 1995, declines to 9.5% in 2001, and then declines to an ultimate rate of 6.5% in 2036. If the health care cost trend rate assumptions were increased by 1% in each year, the accumulated postretirement benefits obligation for health plans as of December 31, 1995 would increase by 11.8% ($10 million). The effect of this 1% increase would also increase the aggregate of the service cost and interest cost components of the net periodic postretirement benefit cost of health plans for the year ended December 31, 1995 by 13.5% ($1 million).

                     Principal Mutual Life Insurance Company

7.  Employee and Agent Benefits (continued)

These statutory accounting provisions are similar to Statement of Financial Accounting Standards (SFAS) No. 106, "Employers' Accounting for Postretirement Benefits Other Than Pensions," issued by the FASB except that SFAS No. 106 includes ineligible employees in the accumulated postretirement benefit obligation calculations. The accumulated postretirement benefit obligation for ineligible employees was $77 million and $48 million at December 31, 1995 and 1994, respectively.


8.  Surplus Notes

On March 10, 1994, the Company issued $300 million of surplus notes, including $200 million due March 1, 2024 at a 7.875% annual interest rate and the remaining $100 million due March 1, 2044 at an 8% annual interest rate. No affiliates of the Company hold any portion of the surplus notes. The discount and direct costs associated with issuing these surplus notes is being amortized to expense over their respective terms using the interest method. For statutory accounting purposes, these notes are considered a part of total surplus of the Company. Each payment of interest and principal on the surplus notes may be made only with the prior approval of the Commissioner of Insurance of the State of Iowa (the Commissioner) and only to the extent that the Company has sufficient surplus earnings to make such payments. For the years ended December 31, 1995 and 1994, interest of $24 million and $11 million, respectively, was approved by the Commissioner, paid and charged to expense. Had the accrual of interest on surplus notes not been subject to approval of the Commissioner, accrued interest payable on surplus notes at both December 31, 1995 and 1994 would have been $8 million.

Subject to Commissioner approval, the surplus notes due March 1, 2024 may be redeemed at the Company's election on or after March 1, 2004 in whole or in part at a redemption price of approximately 103.6% of par. The approximate 3.6% premium is scheduled to gradually diminish over the following ten years. These surplus notes may then be redeemed on or after March 1, 2014, at a redemption price of 100% of the principal amount plus interest accrued to the date of redemption. Non-insurance companies individually held over 10% of these surplus notes (approximately $50 million and $73 million at December 31, 1995 and 1994, respectively).

In addition, subject to Commissioner approval, the surplus notes due March 1, 2044 may be redeemed at the Company's election on or after March 1, 2014, in whole or in part at a redemption price of approximately 102.3% of par. The approximate 2.3% premium is scheduled to gradually diminish over the following ten years. These surplus notes may be redeemed on or after March 1, 2024, at a redemption price of 100% of the principal amount plus interest accrued to the date of redemption. Non-insurance companies individually held over 10% of these surplus notes (approximately $43 million and $62 million at December 31, 1995 and 1994, respectively).

                     Principal Mutual Life Insurance Company

9.  Other Commitments and Contingencies

The Company leases office space and furniture and equipment under various operating leases. Rental expense for all operating leases totaled $48 million in 1995, $43 million in 1994 and $44 million in 1993. At December 31, 1995, future minimum rental commitments under noncancelable operating leases for office space and electronic data processing equipment totaled approximately $97 million.

The Company is a defendant in various legal actions arising in the normal course of its investment and insurance operations. In the opinion of management, any losses resulting from such actions would not have a material effect on the financial statements.

The Company is also subject to insurance guarantee laws in the states in which it writes business. These laws provide for assessments against insurance companies  for the  benefit  of  policyholders  and  claimants  in the  event of insolvency of other insurance companies. At December 31, 1995 and 1994, approximately $18 million and $15 million, respectively, of surplus is appropriated for possible guarantee fund assessments for which notices have not been received.

In 1995, the Company sold its wholly-owned subsidiary, Principal National Life Insurance Company (Principal National), at a gain of approximately $1 million. At December 31, 1994, substantially all the assets ($513 million), liabilities ($470 million), and equity ($43 million) of Principal National were transferred to and assumed by the Company. This resulted in increases in both other income and additions to policyowner reserves of $470 million in 1994.

                         Report of Independent Auditors







The Board of Directors
Principal Mutual Life Insurance Company


We have audited the accompanying statements of financial position of Principal Mutual Life Insurance Company (the Company) as of December 31, 1995 and 1994, and the related statements of operations and surplus and cash flows for each of the three years in the period ended December 31, 1995. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Principal Mutual Life Insurance Company at December 31, 1995 and 1994, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1995, in conformity with generally accepted accounting principles and with reporting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Iowa.

Ernst & Young LLP

Des Moines, Iowa
January 31, 1996




                                     PART C
                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

          (a)    Financial Statements included in the Registration Statement
                 (1)   Part A:
                       Condensed Financial Information for the year ended December 31, 1995 and for the period beginning June 16, 1994 and ended December 31, 1994.

                 (2)   Part B:
                       Principal Mutual Life Insurance Company Separate
                          Account B:
                           Statement of Net Assets, December 31, 1995.
                           Statement of Operations for the year ended
                             December 31, 1995.
                           Statements of Changes in Net Assets for the years
                             ended December 31, 1995 and 1994.
                           Notes to Financial Statements.
                           Report of Independent Auditors.
                       Principal Mutual Life Insurance Company:
                           Statements of Financial Position, December 31, 1995
                             and 1994.
                           Statements of Operations and Surplus for the years
                             ended December 31, 1995, 1994 and 1993.
                           Statements of Cash Flows for the years ended
                             December 31, 1995, 1994 and 1993.
                           Notes to Financial Statements.
                           Report of Independent Auditors.

         (b)    Exhibits
                (1)    Board Resolution of Registrant
                (3a)   Distribution Agreement
                (3b)   Selling Agreement
                (4a)    Form of Variable Annuity Contract
                (4b)   Form of Variable Annuity Contract
                (5)    Form of Variable Annuity Application
                (6a)   Articles of Incorporation of the Depositor
                (6b)   Bylaws of Depositor
                (9)    Opinion of Counsel
                (10a)  Consent of Ernst & Young LLP
                (10b)  Powers of Attorney
                (13a)  Total Return Calculation
                (13b)  Annualized Yield for Separate Account B
                (27)   Financial Data Schedule for Separate Account B

Item 25.  Officers and Directors of the Depositor

          Principal  Mutual  Life  Insurance  Company  is  managed by a Board of
          Directors which is elected by its policyowners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:

            DIRECTORS:                       Principal
            Name, Positions and Offices      Business Address

            MARY VERMEER ANDRINGA            Vermeer Manufacturing Company
            Director                         Box 200
            Member, Nominating Committee     Pella, IA  50219-0200

            RUTH M. DAVIS                    The Pymatuning Group, Inc.
            Director                         Suite 570, 4900 Seminary Road
            Member, Nominating Committee     Alexandria, VA  22311

            DAVID J. DRURY                   The Principal Financial Group
            Director                         Des Moines, IA  50392
            Chairman of the Board
            Chief Executive Officer
            Chair,Executive Committee

            C. DANIEL GELATT, JR.            NMT Corporation
            Director                         Post Office Box 2287
            Member, Executive and            La Crosse, WI  54602-2287
            Human Resources Committees

            G. DAVID HURD                    The Principal Financial Group
            Director                         Des Moines, IA  50392
            Member, Executive and
            Human Resources Committees

            THEODORE M. HUTCHISON            The Principal Financial Group
            Director                         Des Moines, IA  50392
            Vice Chairman

            C. S. JOHNSON                    Pioneer Hi-Bred International, Inc.
            Director                         400 Locust
            Member, Audit Committee          Des Moines, IA 50309

            WILLIAM T. KERR                  Meredith Corporation
            Director                         1716 Locust St.
            Member, Nominating Committee     Des Moines, IA  50309-3023

            LEE LIU                          IES Industries Inc.
            Director                         Post Office Box 351
            Member, Executive and            Cedar Rapids, IA  52406
              Human Resources Committees

            VICTOR. H. LOEWENSTEIN           Egon Zehnder International
            Director                         55 East 59th Street
            Member, Audit                    New York, NY 10022
              Committee

            JOHN R. PRICE                    Chemical Banking Corporation
            Director                         270 Park Avenue - 44th Floor
            Chair, Audit Committee           New York, NY 10017

            BARBARA A. RICE                  Rice @ Associates
            Director                         712 Germantown Pike
            Member, Human Resources          Lafayette, PA 19444-1604
            Committee

            JEAN-PIERRE C. ROSSO             Case Corporation
            Director                         700 State Street
            Member, Audit Committee          Racine, WI 53404

            DONALD M. STEWART                The College Board
            Director                         45 Columbus Avenue
            Chair, Nominating                New York, NY  10023-6992
              Committee

            ELIZABETH E. TALLETT             Transcell Technologies, Inc.
            Director                         2000 Cornwall Road
            Member, Audit Committee          Monmouth Junction, NJ  08852

            DEAN D. THORNTON                 1602- 34 Court West
            Director                         Seattle, WA 98199
            Chair, Human Resources
              Committee

            FRED W. WEITZ                    Essex Meadows, Inc.
            Director                         800 Second Avenue
            Member, Executive and            Des Moines, IA  50309
              Nominating Committees


            Executive Officers (Other than Directors):

            JOHN E. ASCHENBRENNER            Senior Vice President

            RAY S. CRABTREE                  Executive Vice President

            THOMAS J. GAARD                  Senior Vice President

            MICHAEL H.GERSIE                 Senior Vice President

            THOMAS J. GRAF                   Senior Vice President

            J. BARRY GRISWELL                Executive Vice President

            RONALD E. KELLER                 Executive Vice President

            GREGG R. NARBER                  Senior Vice President and
                                             General Counsel

            CHARLES E. ROHM                  Executive Vice President

Item 26.  Persons Controlled by or Under Common Control with Depositor

          Principal Mutual Life Insurance Company (incorporated as a mutual life insurance company under the laws of Iowa);

          Sponsored the organization of the following mutual funds, some of which it controls by virtue of owning voting securities:

               Principal    Asset    Allocation    Fund,    Inc.   (a   Maryland
               Corporation)100.0% of shares outstanding owned by Principal Mutual Life Insurance Company and its separate accounts on February 13, 1996.

               Principal  Aggressive Growth Fund, Inc. (a Maryland  Corporation)
               100.0% of shares outstanding owned by Principal Mutual Life Insurance Company and its separate accounts on February 13, 1996.

               Princor Balanced Fund, Inc. (a Maryland Corporation) 14.48% of shares outstanding owned by Principal Mutual Life Insurance Company on February 13, 1996.

               Principal Balanced Fund, Inc. (a Maryland Corporation) 100.0% of shares outstanding owned by Principal Mutual Life Insurance Company and its separate accounts on February 13, 1996.

               Princor Blue Chip Fund, Inc. (a Maryland Corporation) 12.68% of shares outstanding owned by Principal Mutual Life Insurance Company on February 13, 1996.

               Princor Bond Fund, Inc. (a Maryland Corporation) 1.79% of shares outstanding owned by Principal Mutual Life Insurance Company on February 13, 1996.

               Principal Bond Fund, Inc. (a Maryland Corporation) 100.0% of shares outstanding owned by Principal Mutual Life Insurance Company and its separate accounts on February 13, 1996.

               Princor   Capital    Accumulation    Fund,   Inc.   (a   Maryland
               Corporation)44.14% of outstanding shares owned by Principal Mutual Life Insurance Company on February 13, 1996.

               Principal   Capital   Accumulation   Fund,   Inc.   (a   Maryland
               Corporation)100.0% of outstanding shares owned by Principal Mutual Life Insurance Company and its Separate Accounts on February 13, 1996.

               Princor Cash Management Fund, Inc. (a Maryland Corporation) 1.26% of outstanding shares owned by Principal Mutual Life Insurance Company (including subsidiaries and affiliates) on February 13, 1996.

               Princor Emerging Growth Fund, Inc. (a Maryland Corporation) .83% of shares outstanding owned by Principal Mutual Life Insurance Company on February 13, 1996

               Principal  Emerging  Growth Fund,  Inc. (a Maryland  Corporation)
               100.0% of shares outstanding owned by Principal Mutual Life Insurance Company and its Separate Accounts on February 13, 1996.

               Princor Government Securities Income Fund, Inc. (a Maryland Corporation) 0.39% of shares outstanding owned by Principal Mutual Life Insurance Company on February 13, 1996.

               Principal   Government   Securities   Fund,   Inc.   (a  Maryland
               Corporation)  100.0% of  shares  outstanding  owned by  Principal
               Mutual Life Insurance Company and its Separate Accounts on February 13, 1996.

               Princor Growth Fund, Inc. (a Maryland Corporation) 0.70% of outstanding shares owned by Principal Mutual Life Insurance Company on February 13, 1996.

               Principal Growth Fund, Inc. (a Maryland Corporation) 100.0% of outstanding shares are owned by Principal Mutual Life Insurance Company and its Separate Accounts on February 13, 1996.

               Princor High Yield Fund, Inc. (a Maryland Corporation) 35.34% of shares outstanding owned by Principal Mutual Life Insurance Company on February 13, 1996.

               Principal High Yield Fund, Inc. (a Maryland Corporation) 100.0% of shares outstanding owned by Principal Mutual Life Insurance Company and its Separate Accounts on February 13, 1996.

               Princor Limited Term Bond Fund, Inc. (a Maryland Corporation) 100.0% of shares outstanding owned by Principal Mutual Life Insurance Company on February 13, 1996.

               Principal Money Market Fund, Inc. (a Maryland Corporation) 100.0% of shares outstanding owned by Principal Mutual Life Insurance Company and its Separate Accounts on February 13, 1996.

               Principal Special Markets Fund, Inc. (a Maryland Corporation) 79.25% of the shares outstanding of the International Securities Portfolio and 82.79% of the shares outstanding of the Mortgage-Backed Securities Portfolio were owned by Principal Mutual Life Insurance Company on February 13, 1996.

               Princor Tax-Exempt Bond Fund, Inc. (a Maryland Corporation) 0.60% of shares outstanding owned by Principal Mutual Life Insurance Company on February 13, 1996.

               Princor   Tax-Exempt  Cash  Management  Fund,  Inc.  (a  Maryland
               Corporation) 0.87% of shares outstanding owned by Principal Mutual Life Insurance Company on February 13, 1996.

               Princor Utilities Fund, Inc. (a Maryland Corporation) 1.34%% of shares outstanding owned by Principal Mutual Life Insurance Company on February 13, 1996.

               Princor World Fund, Inc. (a Maryland Corporation) 20.50% of shares outstanding owned by Principal Mutual Life Insurance Company on February 13, 1996.

               Principal World Fund, Inc. (a Maryland Corporation) 100.0% of shares outstanding owned by Principal Mutual Life Insurance Company on February 13, 1996.

          Subsidiaries organized and wholly-owned by Principal Mutual Life Insurance Company:

               Principal Life Insurance Company (an Iowa Corporation) A general insurance and annuity company. It is not currently active.

               Principal Holding Company (an Iowa Corporation) A holding company wholly-owned by Principal Mutual Life Insurance Company.

               PT Asuransi Jiwa Principal Egalita Indonesia (an Indonesia Corporation

          Subsidiaries wholly-owned by Principal Holding Company:

               a. Petula Associates, Ltd. (an Iowa Corporation) a real estate development company.

               b. Patrician Associates, Inc. (a California Corporation) a real estate development company.

               c.  Principal   Development   Associates,   Inc.  (a   California
                   Corporation) a real estate development company.

               d.  Princor Financial Services Corporation (an Iowa
                                     Corporation) a registered broker-dealer.

               e. Invista Capital Management, Inc. (an Iowa Corporation) a registered investment adviser.

               f. Principal Marketing Services, Inc. (a Delaware Corporation) a corporation formed to serve as an interface between marketers and manufacturers of financial services products.

               g. The Principal Financial Group, Inc. (a Delaware corporation) a general business corporation established in connection with the new corporate identity. It is not currently active.

               h. Delaware Charter Guarantee & Trust Company (a Delaware Corporation) a nondepository trust company.

               i.  Principal   Securities   Holding   Corporation   (a  Delaware
                   Corporation) a holding company.

               j. Principal Health Care, Inc. (an Iowa Corporation) a developer and administrator of managed care systems.

               k. Principal Financial Advisors, Inc. (an Iowa Corporation) a registered investment advisor.

               l.  Principal  Asset  Markets,   Inc.  (an  Iowa  Corporation)  a
                   residential mortgage loan broker.

               m. Principal Portfolio Services, Inc. (an Iowa Corporation) a mortgage due diligence company.

               n. Principal International, Inc. (an Iowa Corporation) a company formed for the purpose of international business development.

               o.  Principal   Spectrum    Associates,    Inc.   (a   California
                   Corporation) a real estate development company.

               p. Principal Commercial Advisors, Inc. (an Iowa Corporation) a company that purchases, manages and sells commercial real estate assets.

               q. Principal FC, Ltd. (an Iowa Corporation) a limited purpose investment corporation.

               r. Principal Residential Mortgage, Inc. (an Iowa Corporation) a residential mortgage loan broker.

               s.  Equity FC, LTD. (an Iowa  Corporation)  engaged in investment
                   transactions   including  limited   partnership  and  limited
                   liability companies.

          Subsidiaries  organized and wholly-owned by Princor Financial Services
          Corporation:

               a.  Princor  Management   Corporation  (an  Iowa  Corporation)  a
                   registered investment advisor.

               b.  Principal Investors  Corporation (a New Jersey Corporation) a
                   registered   broker-dealer   with  the  Securities   Exchange
                   Commission. It is not currently active.

          Subsidiary wholly owned by Principal Securities Holding Corporation:

               Principal Financial Securities, Inc. (a Delaware Corporation) an investment banking and securities brokerage firm.


          Subsidiaries  organized  and  wholly-owned  by Principal  Health Care,
          Inc.:

               a.  Americas  Health  Plan,  Inc.  (a  Maryland   Corporation)  a
                   developer of discount provider networks.

               b. PHC Merging Company ( a Florida Corporation) (a Florida Corporation) it is not currently active.

               c. Principal Behavioral Health Care, Inc. (an Iowa Corporation) a mental and nervous/substance abuse preferred provider organization.

               d.  Principal   Health  Care  of  Illinois,   Inc.  (an  Illinois
                   Corporation) a health maintenance organization.

               e.  Principal   Health  Care  of   Nebraska,   Inc.  (a  Nebraska
                   Corporation) a health maintenance organization.

               f.  Principal   Health  Care  of   Delaware,   Inc.  (a  Delaware
                   Corporation) a health maintenance organization.

               g.  Principal   Health   Care  of   Georgia,   Inc.   (a  Georgia
                   Corporation) a health maintenance organization.

               h. Principal Health Care of Kansas City, Inc. (a Missouri Corporation) a health maintenance organization.

               i.  Principal  Health  Care  of  Louisiana,   Inc.  (a  Louisiana
                   Corporation) a health maintenance organization.

               j.  Principal   Health   Care  of   Florida,   Inc.   (a  Florida
                   Corporation) a health maintenance organization.

               k.  United   Health  Care   Services  of  Iowa,   Inc.  (an  Iowa
                   Corporation) a health maintenance organization.

               l. Principal Health Care of Iowa, Inc. (an Iowa Corporation) a health maintenance organization.

               m.  Principal   Health   Care  of   Indiana,   Inc.  (a  Delaware
                   Corporation) a health maintenance organization.

               n. Principal Health Care of Pennsylvania, Inc. (a Pennsylvania Corporation) a health maintenance organization. It is not currently active.

               o.  Principal  Health  Care  of  Tennessee,   Inc.  (a  Tennessee
                   Corporation) a health maintenance organization.

               p. Principal Health Care of Texas, Inc. ( a Texas Corporation) a health maintenance organization.

               q. Principal Health Care of the Carolinas, Inc. (a North Carolina Corporation) a health maintenance organization.

               r. Principal Health Care, of South Carolina, Inc. (A South Carolina Corporation) a health maintenance organization.

               s. Principal Health Care of South Carolina, Inc. (A South Carolina Corporation) a health maintenance organization.

          Subsidiary owned by Principal Health Care of Delaware, Inc.:

               Principal Health Care of the Mid-Atlantic, Inc. (a Virginia Corporation) a health maintenance organization.

          Subsidiaries owned by Principal International, Inc.:

               a. Grupo Financiero Principal, S.A. de Seguros de Vida (a Spanish insurance company).

               b. Principal Internacional, S.A. Compania de Seguros (a Mexico Corporation).

               c.  Principal   International   Argentina,   S.A.  (an  Argentina
                   Corporation).

               d. Principal International Asia Limited (formerly known as Goldchin Champ, Limited) (a Hong Kong Corporation).

               e.  Principal International de Chile, S.A.

          Subsidiary  owned by Grupo  Financiero  Principal,  S.A. de Seguros de
          Vida:

               Agencia de Seguros, SA (an insurance agency). It is currently dormant.

          Subsidiaries owned by Principal International Argentina, S.A.:

               a. Ethika, S.A. Administradora de Fondos de Jubilaciones y Pensiones (an Argentina Corporation).

               b. Princor Compania de Seguros de Retiro, S.A. (an Argentina Corporation).

               c. Prinlife Compania de Seguros de Vida, S.A. (an Argentina Corporation)

               d. Jacaranda Administradora de Fondos Jubilaciones y Pensiones, S.A. (an Argentina Corporation)

          Subsidiary owned by Principal owned by Principal International de Chile, S.A.:

               a.  Ban Renta Compania de Seguros de Vida Banmedica, S.A.


Item 27.  Number of Contractowners - As of: December 31, 1995

                     (1)                                    (2)
          Title of Class                        Number of Plan Participants
          --------------                        ---------------------------
          BFA Variable Annuity Contracts                     317
          Pension Builder Contracts                        4,722
          Personal Variable Contracts                      2,451
          Premier Variable Contracts                      10,866
          Flexible Variable Annuity Contract               8,538

Item 28.  Indemnification

               None

Item 29.  Principal Underwriters

          (a) Princor Financial Services Corporation, principal underwriter for Registrant, acts as principal underwriter for Principal Aggressive Growth Fund, Inc., Principal Asset Allocation Fund, Inc., Principal Balanced Fund, Inc., Principal Bond Fund, Inc., Principal Capital Accumulation Fund, Inc., Principal Emerging Growth Fund, Inc., Principal Government Securities Fund, Inc., Principal Growth Fund, Inc., Principal High Yield Fund, Inc., Principal Money Market Fund, Inc., Principal World Fund, Inc., Princor Balanced Fund, Inc., Princor Blue Chip Fund, Inc., Princor Bond Fund, Inc., Princor Capital Accumulation Fund, Inc., Princor Cash Management Fund, Inc., Princor Emerging Growth Fund, Inc., Princor Government Securities Income Fund, Inc., Princor Growth Fund, Inc., Princor High Yield Fund, Inc., Princor Limited Term Bond Fund, Inc., Princor Tax-Exempt Bond Fund, Inc., Princor Tax-Exempt Cash Management Fund, Inc., Princor Utilities Fund, Inc., Princor World Fund, Inc., Principal Special Markets Fund, Inc. and for variable annuity contracts participating in Principal Mutual Life Insurance Company Separate Account B, a registered unit investment trust for retirement plans adopted by public school systems or certain tax-exempt organizations pursuant to Section 403(b) of the Internal Revenue Code, Section 457 retirement plans, Section 401(a) retirement plans, certain non-qualified deferred compensation plans and Individual Retirement Annuity Plans adopted pursuant to Section 408 of the Internal Revenue Code, and for variable life insurance contracts issued by Principal Mutual Life Insurance Company Variable Life Separate Account, a registered unit investment trust.

               (b)          (1)                  (2)

                                                  Positions
                                                  and offices
               Name and principal                 with principal
               business address                   underwriter

               J. Barbara Alvord                  Marketing Officer
               The Principal
               Financial Group
               Des Moines, IA 50392

               Robert W. Baehr                    Marketing Services Officer
               The Principal
               Financial Group
               Des Moines, IA 50392

               Michael J. Beer                    Vice President and
               The Principal                      Chief Operating Officer
               Financial Group
               Des Moines, IA 50392

               Mary L. Bricker                    Assistant Corporate
               The Principal                      Secretary
               Financial Group
               Des Moines, IA 50392

               Ray S. Crabtree                    Director
               The Principal
               Financial Group
               Des Moines, IA 50392

               David J. Drury                     Director
               The Principal
               Financial Group
               Des Moines, IA 50392

               Arthur S. Filean                   Vice President
               The Principal
               Financial Group
               Des Moines, IA 50392

               Paul N. Germain                    Assistant Vice President-
               The Principal                      Operations
               Financial Group
               Des Moines, IA  50392

               Ernest H. Gillum                   Assistant Vice President-
               The Principal                      Registered Products
               Financial Group
               Des Moines, IA 50392

               Thomas J. Graf                     Director
               The Principal
               Financial Group
               Des Moines, IA 50392

               J. Barry Griswell                  Director
               The Principal
               Financial Group
               Des Moines, IA 50392

               Joyce N. Hoffman                   Vice President and
               The Principal                      Corporate Secretary
               Financial Group
               Des Moines, IA 50392

               Theodore M. Hutchison              Director
               The Principal
               Financial Group
               Des Moines, IA 50392

               Stephan L. Jones                   Director and
               The Principal                      President
               Financial Group
               Des Moines, IA 50392

               Ronald E. Keller                   Director
               The Principal
               Financial Group
               Des Moines, IA 50392

               John R. Lepley                     Senior Vice
               The Principal                      President
               Financial Group                    Marketing and Distribution
               Des Moines, IA 50392


               Gregg R. Narber                    Director
               The Principal
               Financial Group
               Des Moines, IA 50392

               Richard H. Neil                    Director
               The Principal
               Financial Group
               Des Moines, IA 50392

               Layne A. Rasmussen                 Controller
               The Principal
               Financial Group
               Des Moines, IA 50392

               Charles E. Rohm                    Director
               The Principal
               Financial Group
               Des Moines, IA 50392

               Michael D. Roughton                Counsel
               The Principal
               Financial Group
               Des Moines, IA 50392

               Jean B. Schustek                   Compliance Officer
               The Principal
               Financial Group
               Des Moines, IA  50392

               Roger C. Stroud                    Assistant Director
               The Principal
               Financial Group
               Des Moines, IA 50392

               Jerry G. Wisgerhof                 Vice President and
               The Principal                      Treasurer
               Financial Group
               Des Moines, IA 50392

               Peter D. Zornik                    Arkansas State Director
               2624 North Fillmore
               Little Rock, AR 72207

        (c)        (1)                       (2)

                                      Net Underwriting
            Name of Principal           Discounts and
               Underwriter               Commissions

            Princor Financial           $5,326,848.77
            Services Corporation

                   (3)                       (4)                 (5)


             Compensation on             Brokerage
                Redemption              Commissions         Compensation

                     0                       0                    0

Item 30.  Location of Accounts and Records

          All accounts, books or other documents of the Registrant are located at the offices of the Depositor, The Principal Financial Group, Des Moines, Iowa 50392.

Item 31.  Management Services

          Inapplicable

Item 32.  Undertakings

          The Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

          The Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

          The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Principal Mutual Life Insurance Company Separate Account B, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized in the City of Des Moines and State of Iowa, on the 28th day of February, 1996.


                         PRINCIPAL MUTUAL LIFE INSURANCE COMPANY
                         SEPARATE ACCOUNT B

                                 (Registrant)


                         By:  PRINCIPAL MUTUAL LIFE INSURANCE COMPANY

                                 (Depositor)

                                   David J. Drury
                         By ______________________________________________
                              David J. Drury
                              Chairman and Chief Executive Officer

Attest:

Joyce N. Hoffman
-----------------------------------
Joyce N. Hoffman
Vice President and
  Corporate Secretary


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature                          Title                           Date


D. J. Drury                   Director, Chairman and           February 28, 1996
                              Chief Executive Officer



D. C. Cunningham                Vice President and             February 28, 1996
                               Controller (Principal
                               Accounting Officer)



C. E. Rohm                     Executive Vice                  February 28, 1996
                               President (Principal
                               Financial Officer)


  (M. V. Andringa)*            Director                        February 28, 1996
M. V. Andringa


  (R. M. Davis)*               Director                        February 28, 1996
R. M. Davis


  (C. D. Gelatt, Jr.)*         Director                        February 28, 1996
C. D. Gelatt, Jr.


  (G. D. Hurd)*                Director                        February 28, 1996
G. D. Hurd


  (T. M. Hutchison)*           Director                        February 28, 1996
T. M. Hutchison


  (C. S. Johnson)*             Director                        February 28, 1996
C. S. Johnson


  (W. T. Kerr)*                Director                        February 28, 1996
W. T. Kerr


  (L. Liu)*                    Director                        February 28, 1996
L. Liu


  (V. H. Loewenstein)*         Director                        February 28, 1996
V. H. Loewenstein


  (J. R. Price, Jr.)*          Director                        February 28, 1996
J. R. Price, Jr.


  (B. A. Rice)*                Director                        February 28, 1996
B. A. Rice


  (J-P. C. Rosso)*             Director                        February 28, 1996
J-P. C. Rosso


  (D. M. Stewart)*             Director                        February 28, 1996
D. M. Stewart


  (E. E. Tallett)*             Director                        February 28, 1996
E. E. Tallett


  (D. D. Thornton)*            Director                        February 28, 1996
D. D. Thornton


  (F. W. Weitz)*               Director                        February 28, 1996
F. W. Weitz


                           *By    David J. Druy

                                  David J. Drury
                                  Chairman and Chief Executive Officer



                                  Pursuant to Powers of Attorney
                                  Previously Filed or Included Herein